           AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 1, 2012
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                        POST-EFFECTIVE AMENDMENT NO. 11

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 27

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          9920 Corporate Campus Drive
                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                    9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

                [_]     on pursuant to paragraph (b) of Rule 485

       [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [X] on May 1, 2012, pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

     [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

    Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

MONUMENT ADVISOR JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G MAY 1, 2012 PROSPECTUS

Monument Advisor

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period and, if you elect the Guaranteed Minimum Death Benefit (GMDB) for your contract, a fee for the GMDB. You also pay any applicable Transaction Fees (described below), Asset Allocation Model Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

• Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

• Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:

• are not bank deposits

• are not federally insured

• are not endorsed by any bank or government agency

• are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the amount of the partial withdrawal and any applicable premium taxes withheld; multiplied by the death benefit immediately prior to the partial withdrawal; and divided by the Contract Value immediately prior to the withdrawal.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

ASSET ALLOCATION MODEL: Dynamic asset allocation models offered by the Company’s affiliate JNF Advisors, Inc. See “Investment Options – Asset Allocation Models” for further details.

ASSET ALLOCATION MODEL FEE: Fee imposed by the Company’s affiliate JNF Advisors, Inc., for providing certain asset allocation models. See “Expenses – Asset Allocation Fee” for further details, including a description of the Asset Allocation Models offered.

BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”): An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.

GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) BASE: The total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) FEE: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee, and if you elect the Guaranteed Minimum Death Benefit for your contract, the GMDB Fee.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JOINT OWNER: The individual who co-owns the Contract with another person.

NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Asset Allocation Model Fees, Transaction Fees, premium taxes and the applicable portion of the Subscription Fee.

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NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority (“FINRA”) to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See “Expenses – Transaction Fee” for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you select the optional Guaranteed Minimum Death Benefit. You do pay any applicable Transaction Fees for certain investment options, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. The current Transaction Fee is $49.99 per transaction (for the first 10 transactions in a Contract Year), which we may raise to $74.99 per transaction (for all transactions in a Contract Year).

The Contract includes a death benefit that is described in detail under the heading “Death Benefit.” In addition, the Contract offers an optional GMDB. This benefit guarantees a minimum Death Benefit Amount. You should note that the guaranteed Death Benefit Amount may be reduced by an amount greater than any partial withdrawals taken at a time when the Death Benefit Amount is greater than your Contract Value. There is a separate fee for this benefit.

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity

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Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, we reserve the right to delete your Secure Online Account upon 30 days’ notice, which we will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”.

ASSET ALLOCATION MODELS. The Company’s affiliate, JNF Advisors, Inc., offers certain asset allocation models for an additional fee. For further information, see “Investment Options – Asset Allocation Models”

INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge	Maximum Charge
	None	$25

No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.

Transaction Fee[2]	The Company imposes a Transaction Fee, in the amounts shown below, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in “Expenses – Transaction Fee”, and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table below. However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown.
		Current Charge	Maximum Charge
	Transactions 1-10 per Contract year	$49.99/transaction	$74.99/transaction
	Transactions 11-20 per Contract year	$39.99/transaction	$74.99/transaction
	Transactions 21-30 per Contract year	$29.99/transaction	$74.99/transaction
	Transactions 31+ per Contract year	$19.99/transaction	$74.99/transaction

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

	Current Charge	Maximum Charge
Subscription Fee	$20 per Contract per month	$20 per Contract per month
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	0.00%	0.00%

GUARANTEED MINIMUM DEATH BENEFIT FEE

The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum Death Benefit.

	Current Fee	Maximum Fee
Guaranteed Minimum Death Benefit Fee (as a percentage of the greater of the GMDB Base[3] and the Contract Value)	0.35%	0.50%

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ASSET ALLOCATION MODEL FEE

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time in which you are participating in an Asset Allocation Model. If the contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. See “Taxes – Withdrawals”.

	Current Annual Fee	Maximum Annual Fee
Asset Allocation Model Fee (as a percentage of the average daily Contract Value)	[ x ]	[ x]

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio

	Minimum	Maximum
Total Investment Portfolio Operating Expenses (expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[4]	Gross: 0.19% Net: 0.19%	Gross: 5.31% Net: 3.38%
[1]	All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading “Transfers – Excessive Trading Limits” and “Transfers – Short Term Trading Risk”.
[2]	All transactions made on the same day involving the same Investment Portfolio will result in a Transaction Fee for each.
[3]	The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.
[4]	The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2013. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses –

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, GMDB Fees (if elected), Asset allocation Model Fees (if selected) and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see “Expenses – Transaction Fee”. The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$385.62	$1560.08	$2728.90	$5629.72

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$66.62	$209.57	$366.50	$829.34

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(3) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$349.75	$1449.20	$2539.27	$5223.94

(4) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$30.75	$96.64	$168.86	$381.24

(5) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not elected to participate in an Asset Allocation Model:

1 year	3 years	5 years	10 years

(6) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model:

1 year	3 years	5 years	10 years

(7) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have not elected to participate in an Asset Allocation Model:

1 year	3 years	5 years	10 years

(8) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model:

1 year	3 years	5 years	10 years

(9) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model and have chosen the Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years

(10) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model and have chosen the Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic

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Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

As part of the process of electing an Asset Allocation Model, You will be required to consent to receive electronically all investment portfolio documents, including without limitation, prospectuses, and annual and semi-annual reports.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of

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all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “secure.jeffnat.com” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. If you have not elected the optional GMDB, the maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. If you have elected the optional GMDB, the maximum We accept is $2,000,000 without our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect, including any allocation to an asset allocation model, when We receive the Purchase Payment. Please note: transfers and rebalances to current allocations will not automatically change your investment allocation of record. Please make sure these are kept current to ensure your purchase payments are applied correctly. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See “Expenses – Transaction Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment

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Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Fixed Account.

No fixed account is available during the Accumulation Period.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Asset Allocation Models

For an additional fee, the Company’s affiliate JNF Advisors, Inc. (“JNF Advisors”), offers the Jefferson National Models powered by [_________]. A listing of the Asset Allocation Models currently available and the current annual fees charged for each are listed below:

[___________________] [___ bps]

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[___________________] [___ bps]

[___________________] [___ bps]

[___________________] [___ bps]

[___________________] [___ bps]

You must have an Investment Advisor in order to elect an Asset Allocation Model. The Asset Allocation Models offered may change at any time without notice.

At anytime You may allocate some or all of your Contract Value to one or more asset allocation model. After investing in one or more Asset Allocation Models, you must remain invested for at least 30 days. This section only applies to any Contract Value allocated to a model. If You elect a model, the model You elect will determine which investment choices your Contract Value is invested in and how much of your Contract Value is allocated to each investment choice. The models are dynamic which means the underlying investment allocations within each model may and probably will change over time. Whenever a model changes, your Contract Value will be reallocated to match the revised model allocation. The models will be reviewed quarterly and could change at anytime . Rebalancing will occur quarterly.

Participation in a model does not assure a profit and does not protect You against loss. For a detailed description of the available models, contact Us or any Investment Advisor You have selected. By electing one or more of these models, You are retaining JNF Advisors to invest the dollars allocated to the model on Your behalf. Your Investment Advisor will be required to enter into a separate advisory agreement with JNF Advisors describing the terms of the program.

The minimum initial contribution to an asset allocation model is $10,000.

As part of the process of electing an Asset Allocation Model, You will be required to consent to receive electronically all investment portfolio documents, including without limitation, prospectuses, and annual and semi-annual reports.

While participating in a model You may transfer your Contract Value by changing models.

We reserve the right to terminate your participation at our discretion, including, but not limited to, breach of the Advisory Agreement You enter into with JNF Advisors, or for non payment of Asset Allocation Model Fees.

Additionally, we will terminate your participation in the asset allocation models:

  if your contract value in an asset allocation model drops below $5,000, not including market movements. If this occurs, your money will be transferred to a Money Market portfolio available in the contract.
  if You apply your full Contract Value to an annuity option;
  if You withdraw the total Contract Value;
  upon payment of the death benefit; or
  if You request that we terminate your participation in the program (electronically or by telephone).
  If You terminate your participation in the program more than once, the Company and JNF Advisors reserve the right to no longer allow You to participate.

The Asset Allocation Models may not be available in all states.

Transfers

You can transfer money among the Investment Portfolios, subject to the rules applicable if you are transferring money allocated to the Asset Allocation Models. See ”Asset Allocation Models” for further details.. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See “Expenses – Transaction Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. If You are participating in an asset allocation model, and that model contains a fund(s) with an early cut-off, the earliest time will be applicable for the model.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a. the requirement of a minimum time period between each transfer;

b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

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c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

• We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

• We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

• the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading. We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the Direxion Dynamic VP HY Bond Fund, the JNF Money Market Portfolio, ProFunds, and those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix A with a specific hold time) . This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a

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purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked. After investing in one or more asset allocation model, you must remain invested for at least 30 days.

With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

You will be notified if you (or your agent’s) transfer request is restricted or denied.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”. You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”. You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed. If a portion of your Contract Value is within an Asset Allocation Model, that portion will not be rebalanced as part of any Rebalancing Program that You set up.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

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Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the “Taxes – Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

If You elect to participate in an Asset Allocation Model, you will retain Jefferson National’s affiliate, JNF Advisors, Inc. (“JNF Advisors”), as your Investment Advisor. Therefore, Asset Allocation Model Fees will be deemed to be Investment Advisor fees subject to the rules described above.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract.

Guaranteed Minimum Death Benefit Fee

If you elect the optional Guaranteed Minimum Death Benefit, We will deduct a fee. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason other than death, we will deduct a proportional rider charge. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. We will waive the fee if the benefit terminates due to death. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.

The fee is equal to 0.35% annually multiplied by the greater of the GMDB Base and the Contract Value.

On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted.

The GMDB rider will terminate if the contract value decreases to zero and the GMDB Fee will no longer be deducted. Past GMDB Fees will not be refunded.

The following investment options are not available to contracts that have purchased the optional Guaranteed Minimum Death Benefit:

Avant Tracking Fund	ProFunds Banks	ProFunds Ultra Short NASDAQ 100
ProFunds Short Emerging Markets	ProFunds Internet	ProFunds Consumer Services
ProFunds Short Mid-Cap	ProFunds Semiconductor	ProFunds Telecommunications
ProFunds Falling US Dollar	ProFunds Short International	Putnam VT Absolute Return 500

Contract Maintenance Charge

We impose no other contract maintenance charge.

Transaction Fee

The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with dollar cost averaging and systematic withdrawal programs. If you have elected an asset allocation model, and the model contains an Investment Portfolio for which a transaction fee is imposed, the transaction fee will be waived. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company’s Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice – once for the transfer out, and once for the transfer in – when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

Transactions 1-10 per Contract year	$49.99/transaction
Transactions 11-20 per Contract year	$39.99/transaction

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Transactions 21-30 per Contract year	$29.99/transaction
Transactions 31+ per Contract year	$19.99/transaction

The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer. The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment Portfolios:

Transaction Fee Portfolios
DFA VA Global Bond	DFA VA International Small	DFA VA International Value
DFA VA Short-Term Fixed	DFA VA US Large Value	DFA VA US Targeted Value
Nationwide VIT Bond Index	Nationwide VIT International Index	Nationwide VIT Mid Cap Index
Nationwide VIT S&P 500 Index	Nationwide VIT Small Cap Index	TOPS Aggressive Growth ETF (Class 1)[1]
TOPS Balanced ETF (Class 1) [1]	TOPS Capital Preservation ETF (Class 1) [1]	TOPS Growth ETF (Class 1) [1]
TOPS Moderate Growth ETF (Class 1) [1]	TOPS Protected Growth ETF (Class 1) [1]	Vanguard Balanced
Vanguard Capital Growth	Vanguard Diversified Value	Vanguard Equity Income
Vanguard Equity Index	Vanguard Growth	Vanguard High Yield Bond
Vanguard International	Vanguard Mid-Cap Index	Vanguard REIT Index
Vanguard Short-Term investment Grade	Vanguard Small Company Growth	Vanguard Total Bond Market
Vanguard Total Stock Market

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

Asset Allocation Model Fee

The Company’s affiliate, JNF Advisors, provides certain Asset Allocation Models for an additional charge. The models currently offered, and the current annual expenses are listed below:

[___________________] [___ bps]

[___________________] [___ bps]

[___________________] [___ bps]

[___________________] [___ bps]

[___________________] [___ bps]

The fees will be deducted quarterly, or upon exit of the program, as a percentage of the average daily contract value. The Asset Allocation Models offered may change at any time without notice.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an

1 Share Class II TOPS funds are also available, which carry no transaction fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details). You should consider various factors, including the number of transfers you anticipate involving a TOPS fund and the amounts you intend to allocate, to determine which share class best meets your needs.

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Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Transaction Fees, GMDB Fees and Asset Allocation Model Fees.

You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”

If you have elected an Asset Allocation Model, your partial withdrawal will be withdrawn on a pro-rata basis from your contract, including any funds outside of the Asset Allocation Model, unless you instruct us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, including those being used as part of an asset allocation model unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”. You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated

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as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Standard Death Benefit Amount During the Accumulation Period

The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, Transaction Fees and Asset Allocation Model Fees, at the time we receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit Amount During the Accumulation Period

For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 81. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of:

(1)     the GMDB Base; and

(2)     the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable.

If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. In this situation, if more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.

If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

See Exhibit F for examples of the calculation of the Guaranteed Minimum Death Benefit.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract.

The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:

1.       the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);

2.       the Annuity Date;

3.       the date the Contract terminates;

4.       the date the Contract Value decreases to zero;

Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded. This option may not be available in all states.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

• continue the Contract in his or her own name at the then current Death Benefit Amount;

• elect a lump sum payment of the Death Benefit Amount; or

• apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex

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spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date (may vary by state), but may not be later than the maximum date permitted under applicable state law.

For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

Annuity Payment Amount

If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

1) the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

3) the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees and

4) the Annuity Option you select.

No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose Transaction Fees. For further information, see “Expenses – Transaction Fee”.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the GMDB Fee, will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After

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Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

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For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor or deductions of the fees imposed if you select an asset allocation model,the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

• made on or after the taxpayer reaches age 59 1/2;

• made on or after the death of an Owner;

• attributable to the taxpayer’s becoming disabled; or

• made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Death Benefit are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost

23

and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a

24

qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

• create new Separate Accounts;

• combine separate accounts, including combining the Separate Account with another separate account established by the Company;

• transfer assets of the Separate Account, which we

determine to be associated with the class of policies to which this policy belongs, to another separate account;

• transfer the Separate Account to another insurance company;

• add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

• make the Sub-accounts available under other policies we issue;

• add new Investment Portfolios or remove existing Investment Portfolios;

• substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

• deregister the Separate Account under the Investment Company Act of 1940; and

• operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2010 and 2011, and for each of the three years in the period then

25

ended December 31, 2011, and the financial statements of Jefferson National Life Annuity Account G as of December  31, 2011 and for each of the two years in the period then ended December 31, 2011 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.		7
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.		7
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.		7
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Global Thematic Growth (Class B)	Long-term growth of capital.		90
AllianceBernstein VPS Growth and Income (Class A)	Long term growth of capital.		90
AllianceBernstein VPS International Growth (Class B)	Long-term growth. Any income realized will be incidental.		90
AllianceBernstein VPS International Value (Class B)	Long-term growth. Any income realized will be incidental.		90
AllianceBernstein VPS Small Cap Growth (Class B)	Long-term growth. Any income realized will be incidental.		90
AllianceBernstein VPS Small/Mid Cap Value (Class B)	Long term growth of capital.		90
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.		30
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.		30
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.		30
American Century VP International (Class I)	Capital growth.		30
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.		30
American Century VP Mid Cap Value (Class I)	Long-term capital growth. Income is a secondary objective.		30
American Century VP Ultra (Class I)	Long-term capital growth.		30
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.		30
American Century VP Vista (Class I)	Long-term capital growth.		30
BlackRock Variable Series Funds
BlackRock Capital Appreciation (Class III)	Long-term growth of capital		30
BlackRock Equity Dividend (Class III)	Long-term total return and current income		30
BlackRock Global Allocation (Class III)	High total investment return		30
BlackRock High Yield Class III	Seeks to provide a high a level of current income; capital appreciation is secondary.		30
BlackRock Large Cap Core (Class III)	Long-term capital growth		30
BlackRock Large Cap Growth (Class III)	Long-term capital growth		30
BlackRock Large Cap Value (Class III)	Long-term capital growth		30
BlackRock Total Return (Class III)	Total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index		30
BlackRock U.S. Government Bond Class III	Seeks to maximize total return, consistent with income generation and prudent investment management		30
The Columbia Funds Variable Series Trust II
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.		7
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.		7
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.		7
Credit Suisse Funds
Credit Suisse Commodity Return Strategy	Total return.		7

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Fund Name	Objective	Early Cut Off *	Hold Period **
DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.		7
DFA VA International Small	Long-term capital appreciation.		7
DFA VA International Value	Long-term capital appreciation.		7
DFA VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.		7
DFA VA US Large Value	Long-term capital appreciation.		7
DFA VA US Targeted Value	Long-term capital appreciation.		7
The Direxion Insurance Trust
Direxion Dynamic VP HY Bond	Maximize total return (income plus capital appreciation).
The Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.		60
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index (Service)	To match the performance of the S&P Small Cap 600 Index.		60
Dreyfus Socially Responsible Growth (Initial)	Capital growth with current income as a secondary goal.		60
Dreyfus Stock Index (Initial)	To match the performance of the S&P 500 Index.		60
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	High level of current income.		90
Eaton Vance VT Large-Cap Value	Total return.		90
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.		30
Federated Kaufmann II (Service)	Capital appreciation.		30
Federated Managed Volatility II	High current income and moderate capital appreciation.		30
Fidelity® Variable Insurance Products
Fidelity VIP Balanced (Service II)	Income and capital growth consistent with reasonable risk.		30
Fidelity VIP Contrafund (Service II)	Long-term capital appreciation.		30
Fidelity VIP Disciplined Small Cap (Service II)	Capital appreciation.		30
Fidelity VIP Dynamic Capital Appreciation (Service II)	Capital appreciation.		30
Fidelity VIP Equity-Income (Service II)	Reasonable income and capital appreciation.		30
Fidelity VIP Growth & Income (Service II)	High total return through a combination of current income and capital appreciation.		30
Fidelity VIP Growth (Service II)	Capital appreciation.		30
Fidelity VIP Growth Opportunities (Service II)	Capital growth.		30
Fidelity VIP High Income (Service II)	High level of current income, while also considering growth of capital.		30
Fidelity VIP International Capital Appreciation (Service II)	Capital appreciation.		30
Fidelity VIP Investment Grade Bond (Service II)	High a level of current income as is consistent with the preservation of capital.		30
Fidelity VIP Mid Cap (Service II)	Long-term growth of capital.		30
Fidelity VIP Overseas (Service II)	Long-term growth of capital.		30
Fidelity VIP Real Estate (Service II)	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.		30
Fidelity VIP Strategic Income (Service II)	High level of current income. The fund may also seek capital appreciation.		30

28

Fund Name	Objective	Early Cut Off *	Hold Period **
Fidelity VIP Value (Service II)	Capital appreciation.		30
Fidelity VIP Value Leaders (Service II)	Capital appreciation.		30
Fidelity VIP Value Strategies (Service II)	Capital appreciation.		30
Financial Investors Variable Insurance Trust
Ibbotson Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.		60
Ibbotson Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.		60
Ibbotson Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.		60
Ibbotson Growth ETF Asset Allocation (Class II)	Capital appreciation.		60
Ibbotson Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.		60
First Eagle Variable Funds
First Eagle Overseas Variable Fund	Long-term growth of capital.		60
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate (Class 2)	High total return.		7
Franklin High Income (Class 2)	High level of current income with capital appreciation as a secondary goal.		30
Franklin Income (Class 2)	To maximize income while maintaining prospects for capital appreciation.		7
Franklin Mutual Shares (Class 2)	Seeks capital appreciation with income as its secondary goal .		7
Franklin Strategic Income (Class 2)	To earn a high level of current income with capital appreciation over the long term as its secondary goal.		30
Franklin U.S. Government (Class 2)	Income.		7
Templeton Global Bond Securities (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.		7
INVESCO Variable Insurance Funds
Invesco V.I. Basic Value (Series II)	Long-term growth of capital.		7
Invesco V.I. Capital Development (Series I)	Long-term growth of capital.		7
Invesco V.I. Core Equity (Series I)	Capital growth.		7
Invesco V.I. Dividend Growth (Series I)	Reasonable current income and long-term growth of income and capital.		7
Invesco V.I. Global Health Care (Series I)	Capital growth.		7
Invesco V.I. Global Real Estate (Series I)	High total return.		7
Invesco V.I. Government Securities (Series I)	High level of current income consistent with reasonable concern for safety of principal.		7
Invesco V.I. High Yield (Series I)	High level of current income.		60
Invesco V.I. International Growth (Series I)	Long-term growth of capital.		7
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.		7
Invesco V.I. Technology (Series I)	Capital growth and income.		7
Invesco Van Kampen V.I. Comstock (Series I)	Capital growth and income.		7
Invesco Van Kampen VI Equity and Income (Series I)	Capital appreciation and current income.		7
Invesco Van Kampen VI Growth and Income (Series I)	Long term growth of capital and income.		7
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy (Class A)	High total return over the long term.		60
Ivy Funds VIP Balanced (Class A)	Current income. Long term appreciation of capital as a secondary objective.		60
Ivy Funds VIP Bond (Class A )	Reasonable return with emphasis on preservation of capital.		60
Ivy Funds VIP Dividend Opportunities (Class A)	Total return.		60
Ivy Funds VIP Energy (Class A)	Long-term capital appreciation.		60

29

Fund Name	Objective	Early Cut Off *	Hold Period **
Ivy Funds VIP Global Bond (Class A)	High level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its objective.		60
Ivy Funds VIP Global Natural Resources (Class A)	Long-term growth. Any income realized will be incidental.		60
Ivy Funds VIP Growth (Class A)	Capital growth, with current income as a secondary objective.		60
Ivy Funds VIP High Income (Class A)	High level of current income, with a secondary objective of capital growth.		60
Ivy Funds VIP Mid Cap Growth (Class A)	Growth of your investment.		60
Ivy Funds VIP Science and Technology (Class A)	Long-term capital growth.		60
Ivy Funds VIP Value (Class A)	Long-term capital appreciation.		60
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth.		90
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.		90
Janus Aspen Forty (Institutional)	Long-term growth of capital.		90
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.		90
Janus Aspen Overseas (Institutional)	Long-term growth of capital.		90
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.		90
Janus Aspen Worldwide (Institutional)	Long-term growth of capital.		90
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement International Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Small-Mid Cap Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Strategic Equity (Service)	Long-term capital appreciation.		30
Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Fundamental All Cap Value (Class I)	Long-term capital growth with current income a secondary consideration.		30
Legg Mason ClearBridge Var Aggressive Growth (Class I)	Capital appreciation.		30
Legg Mason ClearBridge Var Equity Income Builder (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.		30
Legg Mason ClearBridge Var Large Cap Growth (Class I)	Long-term growth of capital.		30
Legg Mason Western Asset Var Global HighYield Bond (Class I)	To maximize total return, consistent with the preservation of capital.		30
Legg Mason Western Asset Var Strategic Bond (Class I)	To maximize total return, consistent with the preservation of capital.		30
Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.		30
Lord Abbett Capital Structure (Class VC)	Current income and capital appreciation.		30
Lord Abbett Classic Stock (Class VC)	Growth of capital and growth of income consistent with reasonable risk.		30
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income.		30
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.		30
Merger Fund VL
The Merger Fund VL	Capital growth by engaging in merger arbitrage.		30
Nationwide Variable Insurance Trust
Nationwide VIT Bond Index (Class Y)	To match the performance of the Barclays U.S. Aggregate Index as closely as possible before the deduction of Fund expenses.		7
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.		7

30

Fund Name	Objective	Early Cut Off *	Hold Period **
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.		7
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.		7
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.		7
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid-Cap Growth (I Class)	Growth of capital.		7
Neuberger Berman AMT Partners (I Class)	Growth of capital.		7
Neuberger Berman AMT Regency (I Class)	Growth of capital.		7
Neuberger Berman AMT Short Duration Bond (I Class)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.		7
Neuberger Berman AMT Small-Cap Growth (S Class)	Long-term capital appreciation.		7
Neuberger Berman AMT Socially Responsive (I Class)	Long-term growth of capital.		7
Northern Lights Variable Trust
Adaptive Allocation Portfolio	Growth and risk-adjusted total return.		7
Changing Parameters Portfolio	Total return.		7
Avant Gold Bullion Tracking Fund	Seeks returns that reflect the performance of the price of Gold bullion.		7
JNF Chicago Equity Partners Balanced	Total return.		7
JNF Chicago Equity Partners Equity	Total return.		7
JNF Money Market	High level of current income as is consistent with preservation of capital and daily liquidity.
TOPS Aggressive Growth ETF (Class 1 & Class 2)	Capital appreciation.		7
TOPS Balanced ETF (Class 1 & Class 2)	Income and capital appreciation.		7
TOPS Capital Preservation ETF (Class 1 & Class 2)	To preserve capital and provide moderate income and moderate capital appreciation.		7
TOPS Growth ETF (Class 1 & Class 2)	Capital appreciation.		7
TOPS Moderate Growth ETF (Class 1 & Class 2)	Capital appreciation.		7
TOPS Protected Balanced ETF (Class 1 & Class 2)	Income and capital appreciation		30
TOPS Protected Growth ETF (Class 1 & Class 2)	Capital appreciation with less volatility than the equity markets as a whole.		30
TOPS Protected Moderate Growth ETF (Class 1 and Class 2)	Capital appreciation		30
Oppenheimer Variable Account Funds
Oppenheimer Balanced (Service Class)	A high total investment return		7
Oppenheimer Core Bond (Service Class)	A high level of current income. Capital appreciation is a secondary objective.		7
Oppenheimer Global Securities (Service Class)	Long-term capital		7
Oppenheimer Global Strategic Income (Service Class)	A high level of current		7
Oppenheimer International Growth (Service Class)	Long-term capital appreciation		7
Oppenheimer Main Street® (Service Class)	High total return		7
Oppenheimer Value (Service Class)	Long-term growth of capital		7
PIMCO Variable Insurance Trust
PIMCO VIT All Asset (Administrative Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.		7
PIMCO VIT CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.		7
PIMCO VIT Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Foreign Bond (Unhedged) (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7

31

Fund Name	Objective	Early Cut Off *	Hold Period **
PIMCO VIT Foreign Bond (US Dollar Hedged) (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO Global Adv Strategy Bond (Admin Class)	Total return		7
PIMCO VIT Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Global Multi-Asset (Admin. Class)	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital US Aggregate Index.		7
PIMCO VIT High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Long-Term U.S. Government (Admin.Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.		7
PIMCO VIT Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.		7
PIMCO VIT Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Unconstrained Bond (Admin. Class) Class III	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.		7
Pioneer Variable Contracts Trust
Pioneer Bond VCT (Class II)	Current income.		7
Pioneer Cullen Value VCT (Class II)	Capital appreciation. Current income is a secondary objective.		7
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.		7
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.		7
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.		7
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).		90
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.		7
Pioneer Strategic Income VCT (Class II)	A high level of current income.		7
ProFunds
Access VP High Yield	Seeks daily investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.	2:00 PM
ProFunds VP Asia 30	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.	3:45 PM
ProFunds VP Banks	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index (the "Index").	3:35 PM

32

Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP Basic Materials	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.	3:35 PM
ProFunds VP Bear	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500.	3:45 PM
ProFunds VP Biotechnology	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.	3:35 PM
ProFunds VP Bull (Investor Class)	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500.	3:45 PM
ProFunds VP Consumer Goods	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.	3:35 PM
ProFunds VP Consumer Services	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.	3:35 PM
ProFunds VP Emerging Markets	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:35 PM
ProFunds VP Europe 30	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.	3:45 PM
ProFunds VP Falling US Dollar	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.	3:45 PM
ProFunds VP Financials	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.	3:35 PM
ProFunds VP Health Care	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.	3:35 PM
ProFunds VP Industrials	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:35 PM
ProFunds VP International	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the (MSCI EAFE) Index.	3:35 PM
ProFunds VP Internet	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.	3:35 PM
ProFunds VP Japan	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.	3:45 PM

33

Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP Large-Cap Growth	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.	3:45 PM
ProFunds VP Large-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.	3:45 PM
ProFunds VP Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 ®.	3:45 PM
ProFunds VP Mid-Cap Growth	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.	3:45 PM
ProFunds VP Mid-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.	3:45 PM
ProFunds VP Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:45 PM
ProFunds VP NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP Oil and Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil and Gas Index.	3:35 PM
ProFunds VP Pharmaceuticals	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.	3:35 PM
ProFunds VP Precious Metals	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.	3:35 PM
ProFunds VP Real Estate	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.	3:35 PM
ProFunds VP Rising Rates Opportunity	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").	3:45 PM
ProFunds VP Semiconductor	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.	3:35 PM
ProFunds VP Short Emerging Markets	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.	3:35 PM

34

Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP Short International	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index.	3:35 PM
ProFunds VP Short Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 .	3:45 PM
ProFunds VP Short NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP Short Small-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.	3:45 PM
ProFunds VP Small Cap	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.	3:45 PM
ProFunds VP Small-Cap Growth	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.	3:45 PM
ProFunds VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.	3:45 PM
ProFunds VP Technology	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.	3:35 PM
ProFunds VP Telecommunications	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications Index.	3:35 PM
ProFunds VP U.S. Government Plus	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").	3:45 PM
ProFunds VP UltraBull	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500.	3:45 PM
ProFunds VP UltraMid-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400.	3:45 PM
ProFunds VP UltraNASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP UltraShort NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.	3:45 PM

35

Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP UltraSmall-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.	3:45 PM
ProFunds VP Utilities	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:35 PM
Putnam Variable Trust
Putnam VT Absolute Return 500	To earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more)		7
Putnam VT American Government Income (IB Class)	High current income with preservation of capital as its secondary objective.		7
Putnam VT Diversified Income (IB Class)	High level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.		7
Putnam VT Equity Income (IB Class)	Capital growth and current income.		7
Putnam VT Global Asset Allocation (IB Class)	Long-term return consistent with preservation of capital.		7
Putnam VT High Yield (IB Class)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.		7
Putnam VT Income (IB Class)	High current income consistent with what Putnam Management believes to be prudent risk.		7
Putnam VT Investors (IB Class)	Long-term growth of capital and any increased income that results from this growth.		7
Putnam VT Multi-Cap Value (IB Class)	Capital appreciation and, as a secondary objective, current income.		7
Putnam VT Voyager (IB Class)	Capital appreciation.		7
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.		30
Royce Small-Cap (Investment Class)	Long-term growth of capital.		30
Russell Investment Funds
Russell Investment Funds Aggressive Equity	Long term capital growth.		30
Russell Investment Funds Balanced Strategy	Above average capital appreciation and a moderate level of current income.		30
Russell Investment Funds Conservative Strategy	High current income and low long term capital appreciation		30
Russell Investment Funds Core Bond	Current income and as a secondary objective, capital appreciation.		30
Russell Investment Funds Equity Growth Strategy	High long term capital appreciation.		30
Russell Investment Funds Growth Strategy	High long term capital appreciation with low current income.		30
Russell Investment Funds Moderate Strategy	High current income and moderate long term capital appreciation.		30
Russell Investment Funds Multi-Style Equity	Long term capital growth.		30
Russell Investment Funds Non-U.S.	Long term capital growth.		30
Russell Investment Funds Global Real Estate Securities	Current income and long term capital growth.		30

36

Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex Variable Trust
Rydex VT Banking	Capital appreciation.	3:35 PM
Rydex VT Basic Materials	Capital appreciation.	3:35 PM
Rydex VT Biotechnology	Capital appreciation.	3:35 PM
Rydex VT Commodities Strategy	Long-term capital appreciation.	3:35 PM
Rydex VT Consumer Products	Capital appreciation.	3:35 PM
Rydex VT Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:45 PM
Rydex VT Electronics	Capital appreciation.	3:35 PM
Rydex VT Energy	Capital appreciation.	3:35 PM
Rydex VT Energy Services	Capital appreciation.	3:35 PM
Rydex VT Europe 1.25x Strategy	Investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index.	3:45 PM
Rydex VT Financial Services	Capital appreciation.	3:35 PM
Rydex VT Government Long Bond 1.2x Strategy	Investment results that correspond to a benchmark for U.S. gov't securities.	3:45 PM
Rydex VT Health Care	Capital appreciation.	3:35 PM
Rydex VT Internet	Capital appreciation.	3:35 PM
Rydex VT Inverse Dow 2x Strategy	Investment returns that inversely correlate to the daily performance of the DJIA.	3:45 PM
Rydex VT Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:45 PM
Rydex VT Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:45 PM
Rydex VT Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:45 PM
Rydex VT Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:45 PM
Rydex VT Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:45 PM
Rydex VT Japan 2x Strategy	Investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").	3:45 PM
Rydex VT Leisure	Capital appreciation.	3:35 PM
Rydex VT Mid-Cap 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for mid-cap securities.	3:45 PM
Rydex VT NASDAQ-100 2x Strategy	Investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:45 PM
Rydex VT NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:45 PM
Rydex VT Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:45 PM
Rydex VT Precious Metals	Capital appreciation.	3:35 PM
Rydex VT Real Estate	Capital appreciation.	3:35 PM
Rydex VT Retailing	Capital appreciation.	3:35 PM

37

Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT Russell 2000 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for small-cap securities.	3:45 PM
Rydex VT Russell 2000 2x Strategy	Investment results that match the performance of the Russell 2000 Index.	3:45 PM
Rydex VT S&P 500 2x Strategy	Investment results that match 200% of the performance of the S&P 500 index on a daily basis.	3:45 PM
Rydex VT S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:45 PM
Rydex VT Strengthening Dollar 2x Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index.	3:45 PM
Rydex VT Technology	Capital appreciation.	3:35 PM
Rydex VT Telecommunications	Capital appreciation.	3:35 PM
Rydex VT Transportation	Capital appreciation.	3:35 PM
Rydex VT Utilities	Capital appreciation.	3:35 PM
Rydex VT Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:45 PM
Rydex|SGI Var Series A Large Cap Core (Series A)	Long-term growth of capital		30
Rydex|SGI Var Series B Large Cap Value (Series B)	Long-term growth of capital.		30
Rydex|SGI Var Series D MCSI EAFE Equal Weight Global (Series D)	Long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States.		30
Rydex|SGI Var Series E US Intermediate Bond (Series E)	Current income.		30
Rydex|SGI Var Series J Mid-Cap Growth (Series J)	Capital appreciation.		30
Rydex|SGI Var Series N Managed Asset Allocation (Series N)	High level of total return.		30
Rydex|SGI Var Series O All Cap Value (Series O)	Long-term growth of capital.		30
Rydex|SGI Var Series P High Yield (Series P)	High current income. Capital appreciation is a secondary objective.		30
Rydex|SGI Var Series Q Small Cap Value (Series Q)	Long-term capital appreciation.		30
Rydex|SGI Var Series X Small Cap Growth (Series X)	Long-term growth of capital.		30
Rydex|SGI Var Series Y Lg Cap Concentrated Growth (Series Y)	Long-term growth of capital.		30

38

Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex|SGI VT All-Asset Aggressive Strategy	Growth of capital by investing principally in a diversified portfolio of underlying funds.		30
Rydex|SGI VT All-Asset Conservative Strategy	Preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds.		30
Rydex|SGI VT All-Asset Moderate Strategy	Growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds.		30
Rydex|SGI VT Alternative Strategies Allocation	To deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.		30
Rydex|SGI VT CLS AdvisorOne Amerigo	Long-term growth of capital without regard to current income.
Rydex|SGI VT CLS AdvisorOne Clermont	Current income and growth of capital.
Rydex|SGI VT CLS AdvisorOne Select Allocation	Growth of capital and total return.
Rydex|SGI VT DWA Flexible Allocation	Capital appreciation with capital preservation as a secondary objective.		30
Rydex|SGI VT DWA Sector Rotation	Long-term capital appreciation.		30
Rydex|SGI VT Managed Futures Strategy	Seeks to provide investment returns that match the daily performance of the S&P Diversified Trends Indicator (S&P DTI).		30
Rydex|SGI VT Multi-Hedge Strategies	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.		30
Rydex|SGI VT U.S. Long Short Momentum	Long term capital appreciation		30
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.		7
T. Rowe Price Equity Income (Class II)	Substantial dividend income as well as long-term growth of capital.		7
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.		7
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.		7
The Timothy Plan
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.		7
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.		7
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.		60
Van Eck VIP Trust
Van Eck VIP Emerging Markets (Initial)	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Global Bond (Initial)	High total return-income plus capital appreciation.		30
Van Eck VIP Global Hard Assets (Initial	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Multi-Manager Alternatives (Initial )	Consistent absolute (positive) returns in various market cycles.		30

39

Fund Name	Objective	Early Cut Off *	Hold Period **
Vanguard Variable Insurance Fund
Vanguard Balanced	Long-term capital appreciation and reasonable current income.		60
Vanguard Capital Growth	Long-term capital appreciation.		60
Vanguard Diversified Value	Long-term capital appreciation and income.		60
Vanguard Equity Income	An above-average level of current income and reasonable long-term capital appreciation.		60
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.		60
Vanguard Growth	Long-term capital appreciation.		60
Vanguard High Yield Bond	High level of current income.		60
Vanguard International	Long-term capital appreciation.		60
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.		60
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.		60
Vanguard Short-Term Investment Grade	Current income with limited price volatility.		60
Vanguard Small Company Growth	Long-term capital appreciation.		60
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.		60
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.		60
Virtus Variable Insurance Trust
Virtus International	High total return consistent with reasonable risk		7
Virtus Multi-Sector Fixed Income	Long-term total return		7
Virtus Premium AlphaSector	Long-term capital appreciation		7
Virtus Real Estate Securities	Capital appreciation and income		7
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (2)	Long term capital appreciation.		30
Wells Fargo Advantage VT Opportunity (2)	Long-term capital appreciation.		30
Wells Fargo Advantage VT Small Cap Value (2)	Long-term capital appreciation.		30

*	We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders
**	Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

40

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

41

Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor
CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.
The inception date of the funds is May 4, 2005 unless otherwise noted.

	2010	2009	2008	2007	2006	2005

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$15.917	$10.534	$19.199	$14.378	$12.055	$10.149
Ending AUV	$18.149	$15.917	$10.534	$19.199	$14.378	$12.055

Ending number of AUs (000s)	109	110	65	300	11	12

Large Cap Growth Portfolio
Beginning AUV	$11.838	$8.022	$14.898	$12.420	$11.812	$10.165
Ending AUV	$13.422	$11.838	$8.022	$14.898	$12.420	$11.812

Ending number of AUs (000s)	71	93	106	110	28	23

Mid Cap Growth Portfolio
Beginning AUV	$10.886	$7.176	$17.231	$13.097	$11.891	$10.146
Ending AUV	$12.996	$10.886	$7.176	$17.231	$13.097	$11.891

Ending number of AUs (000s)	87	95	19	194	17	-

Small Cap Growth Portfolio
Beginning AUV	$13.904	$9.556	$17.895	$15.263	$12.718	$10.172
Ending AUV	$17.421	$13.904	$9.556	$17.895	$15.263	$12.718

Ending number of AUs (000s)	18	22	27	65	48	11

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Global Thematic Growth Portfolio (inception date November 19, 2010)
Beginning AUV	$10.011	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.451	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A

Growth and Income Portfolio (inception date May 1, 2006)
Beginning AUV	$8.415	$6.965	$11.726	$11.155	$9.958	N/A
Ending AUV	$9.517	$8.415	$6.965	$11.726	$11.155	N/A

Ending number of AUs (000s)	42	45	35	39	8	N/A

International Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$7.381	$5.301	$10.085	N/A	N/A	N/A
Ending AUV	$8.312	$7.381	$5.301	N/A	N/A	N/A

Ending number of AUs (000s)	64	46	22	N/A	N/A	N/A

International Value Portfolio (inception date May 1, 2008)
Beginning AUV	$6.509	$4.845	$10.080	N/A	N/A	N/A
Ending AUV	$6.789	$6.509	$4.845	N/A	N/A	N/A

Ending number of AUs (000s)	54	34	70	N/A	N/A	N/A

42

	2010	2009	2008	2007	2006	2005

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)
Small Cap Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$8.715	$6.168	$10.134	N/A	N/A	N/A
Ending AUV	$11.904	$8.715	$6.168	N/A	N/A	N/A

Ending number of AUs (000s)	47	4	4	N/A	N/A	N/A

Small-Mid Cap Value Portfolio (inception date May 1, 2006)
Beginning AUV	$9.787	$6.860	$10.677	$10.516	$10.000	N/A
Ending AUV	$12.389	$9.787	$6.860	$10.677	$10.516	N/A

Ending number of AUs (000s)	208	117	97	83	1	N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$11.275	$9.763	$12.255	$11.678	$10.653	$10.071
Ending AUV	$12.586	$11.275	$9.763	$12.255	$11.678	$10.653

Ending number of AUs (000s)	78	101	77	101	39	-

VP Income & Growth Fund
Beginning AUV	$9.739	$8.247	$12.607	$12.616	$10.775	$10.115
Ending AUV	$11.117	$9.739	$8.247	$12.607	$12.616	$10.775

Ending number of AUs (000s)	66	54	82	89	48	11

VP Inflation Protection Fund
Beginning AUV	$12.157	$11.028	$11.207	$10.234	$10.076	$10.011
Ending AUV	$12.777	$12.157	$11.028	$11.207	$10.234	$10.076

Ending number of AUs (000s)	334	246	123	106	8	7

VP International Fund
Beginning AUV	$12.699	$9.494	$17.206	$14.574	$11.657	$10.142
Ending AUV	$14.387	$12.699	$9.494	$17.206	$14.574	$11.657

Ending number of AUs (000s)	64	50	84	156	47	-

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$7.120	$5.931	$9.457	$10.037	N/A	N/A
Ending AUV	$7.901	$7.120	$5.931	$9.457	N/A	N/A

Ending number of AUs (000s)	13	17	11	3	N/A	N/A

VP Mid Cap Value Fund (inception date November 20, 2009)
Beginning AUV	$10.502	$9.991	N/A	N/A	N/A	N/A
Ending AUV	$12.524	$10.502	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	47	-	N/A	N/A	N/A	N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$9.159	$6.811	$11.638	$10.019	N/A	N/A
Ending AUV	$10.632	$9.159	$6.811	$11.638	N/A	N/A

Ending number of AUs (000s)	14	2	80	117	N/A	N/A

43

	2010	2009	2008	2007	2006	2005

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Value Fund
Beginning AUV	$10.659	$8.893	$12.144	$12.802	$10.789	$10.145
Ending AUV	$12.090	$10.659	$8.893	$12.144	$12.802	$10.789

Ending number of AUs (000s)	181	149	107	101	96	15

VP Vista Fund (inception date May 1, 2007)
Beginning AUV	$7.852	$6.411	$12.479	$9.972	N/A	N/A
Ending AUV	$9.727	$7.852	$6.411	$12.479	N/A	N/A

Ending number of AUs (000s)	96	4	10	33	N/A	N/A

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$9.025	$7.554	$11.396	$9.713	$10.138	N/A
Ending AUV	$10.528	$9.025	$7.554	$11.396	$9.713	N/A

Ending number of AUs (000s)	45	45	30	23	2	N/A

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception date August 27, 2010)
Beginning AUV	$9.983	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.903	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	261	N/A	N/A	N/A	N/A	N/A

VA International Small Portfolio (inception date August 27, 2010)
Beginning AUV	$10.132	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.617	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	86	N/A	N/A	N/A	N/A	N/A

VA International Value Portfolio (inception date August 27, 2010)
Beginning AUV	$10.181	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.959	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	64	N/A	N/A	N/A	N/A	N/A

VA Short-Term Fixed Portfolio (inception date August 27, 2010)
Beginning AUV	$9.990	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.013	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	58	N/A	N/A	N/A	N/A	N/A

VA U.S. Large Value Portfolio (inception date August 27, 2010)
Beginning AUV	$10.203	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.484	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	88	N/A	N/A	N/A	N/A	N/A

VA U.S. Targeted Value Portfolio (inception date August 27, 2010)
Beginning AUV	$10.256	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.036	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	39	N/A	N/A	N/A	N/A	N/A

44

	2010	2009	2008	2007	2006	2005

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
Beginning AUV	$10.798	$9.833	$10.923	$11.120	$10.470	$10.072
Ending AUV	$11.230	$10.798	$9.833	$10.923	$11.120	$10.470

Ending number of AUs (000s)	14	297	1,119	284	96	9

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$11.272	$9.015	$13.049	$13.135	$11.481	$10.172
Ending AUV	$14.183	$11.272	$9.015	$13.049	$13.135	$11.481

Ending number of AUs (000s)	98	104	134	158	66	7

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	$11.289	$8.440	$12.871	$11.941	$10.935	$10.101
Ending AUV	$12.962	$11.289	$8.440	$12.871	$11.941	$10.935

Ending number of AUs (000s)	3	10	8	3	-	-

DREYFUS STOCK INDEX FUND
Beginning AUV	$10.495	$8.307	$13.216	$12.556	$10.871	$10.125
Ending AUV	$12.052	$10.495	$8.307	$13.216	$12.556	$10.871

Ending number of AUs (000s)	782	604	635	779	301	12

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$11.991	$9.155	$14.606	$14.024	$11.439	$10.118
Ending AUV	$12.525	$11.991	$9.155	$14.606	$14.024	$11.439

Ending number of AUs (000s)	288	253	283	384	157	19

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception date May 3, 2010)
Beginning AUV	$10.001	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.407	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	281	N/A	N/A	N/A	N/A	N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.129	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.849	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	N/A	N/A	N/A	N/A	N/A

FEDERATED INSURANCE SERIES:
Capital Income Fund II
Beginning AUV	$13.219	$10.305	$12.943	$12.441	$10.758	$10.072
Ending AUV	$14.817	$13.219	$10.305	$12.943	$12.441	$10.758

Ending number of AUs (000s)	34	38	30	59	43	-

45

	2010	2009	2008	2007	2006	2005

FEDERATED INSURANCE SERIES: (continued)
High Income Bond Fund II
Beginning AUV	$13.708	$8.968	$12.118	$11.716	$10.574	$10.014
Ending AUV	$15.727	$13.708	$8.968	$12.118	$11.716	$10.574

Ending number of AUs (000s)	174	600	155	120	96	12

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$9.537	$7.387	$12.717	$10.542	$9.935	N/A
Ending AUV	$11.230	$9.537	$7.387	$12.717	$10.542	N/A

Ending number of AUs (000s)	49	68	96	37	-	N/A

FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II:
Balanced Portfolio (inception date November 19, 2010)
Beginning AUV	$10.027	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.529	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A

Contrafund Portfolio (inception date November 19, 2010)
Beginning AUV	$10.040	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.643	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	37	N/A	N/A	N/A	N/A	N/A

Disciplined Small Cap Portfolio (inception date November 19, 2010)
Beginning AUV	$10.029	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.862	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8	N/A	N/A	N/A	N/A	N/A

Dynamic Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV	$10.075	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.375	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Equity Income Portfolio (inception date November 19, 2010)
Beginning AUV	$10.017	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.655	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception date November 19, 2010)
Beginning AUV	$10.040	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.650	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	N/A	N/A	N/A	N/A	N/A

Growth & Income Portfolio (inception date November 19, 2010)
Beginning AUV	$10.034	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.594	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

46

	2010	2009	2008	2007	2006	2005

FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II: (continued)
Growth Opportunities Portfolio (inception date November 19, 2010)
Beginning AUV	$10.114	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.698	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

High Income Portfolio (inception date November 19, 2010)
Beginning AUV	$9.983	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.065	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	295	N/A	N/A	N/A	N/A	N/A

International Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV	$10.021	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.285	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6	N/A	N/A	N/A	N/A	N/A

Investment Grade Bond Portfolio (inception date November 19, 2010)
Beginning AUV	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.951	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Mid Cap Portfolio (inception date November 19, 2010)
Beginning AUV	$10.019	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.337	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	28	N/A	N/A	N/A	N/A	N/A

Overseas Portfolio (inception date November 19, 2010)
Beginning AUV	$10.024	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.215	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	10	N/A	N/A	N/A	N/A	N/A

Real Estate Portfolio (inception date November 19, 2010)
Beginning AUV	$10.053	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.625	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	N/A	N/A	N/A	N/A	N/A

Strategic Income Portfolio (inception date November 19, 2010)
Beginning AUV	$9.992	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.982	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	N/A	N/A	N/A	N/A	N/A

Value Leaders Portfolio (inception date November 19, 2010)
Beginning AUV	$10.041	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.690	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Value Portfolio (inception date November 19, 2010)
Beginning AUV	$10.029	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.650	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

47

	2010	2009	2008	2007	2006	2005

FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II: (continued)
Value Strategies Portfolio (inception date November 19, 2010)
Beginning AUV	$10.033	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.787	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$8.425	$6.619	$10.114	N/A	N/A	N/A
Ending AUV	$9.706	$8.425	$6.619	N/A	N/A	N/A

Ending number of AUs (000s)	3	3	-	N/A	N/A	N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$9.214	$7.709	$10.080	N/A	N/A	N/A
Ending AUV	$10.285	$9.214	$7.709	N/A	N/A	N/A

Ending number of AUs (000s)	242	89	59	N/A	N/A	N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$10.106	$9.334	$10.019	N/A	N/A	N/A
Ending AUV	$10.751	$10.106	$9.334	N/A	N/A	N/A

Ending number of AUs (000s)	156	144	28	N/A	N/A	N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$8.759	$7.027	$10.102	N/A	N/A	N/A
Ending AUV	$9.973	$8.759	$7.027	N/A	N/A	N/A

Ending number of AUs (000s)	75	37	1	N/A	N/A	N/A

Ibbotson Income & Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$9.669	$8.534	$10.048	N/A	N/A	N/A
Ending AUV	$10.527	$9.669	$8.534	N/A	N/A	N/A

Ending number of AUs (000s)	61	26	5	N/A	N/A	N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception date November 14, 2008)
Beginning AUV	$12.585	$10.465	$9.782	N/A	N/A	N/A
Ending AUV	$14.997	$12.585	$10.465	N/A	N/A	N/A

Ending number of AUs (000s)	385	238	27	N/A	N/A	N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate Securities II Fund (inception date November 14, 2008)
Beginning AUV	$11.875	$9.972	$9.352	N/A	N/A	N/A
Ending AUV	$14.365	$11.875	$9.972	N/A	N/A	N/A

Ending number of AUs (000s)	55	48	-	N/A	N/A	N/A

High Income Securities II Fund (inception date November 14, 2008)
Beginning AUV	$14.208	$9.957	$9.892	N/A	N/A	N/A
Ending AUV	$16.091	$14.208	$9.957	N/A	N/A	N/A

Ending number of AUs (000s)	90	726	24	N/A	N/A	N/A

48

	2010	2009	2008	2007	2006	2005

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Income Securities II Fund (inception date November 14, 2008)
Beginning AUV	$13.656	$10.071	$9.831	N/A	N/A	N/A
Ending AUV	$15.386	$13.656	$10.071	N/A	N/A	N/A

Ending number of AUs (000s)	454	628	-	N/A	N/A	N/A

Mutual Shares Securities II Fund (inception date November 14, 2008)
Beginning AUV	$12.457	$9.883	$9.690	N/A	N/A	N/A
Ending AUV	$13.851	$12.457	$9.883	N/A	N/A	N/A

Ending number of AUs (000s)	117	71	-	N/A	N/A	N/A

Strategic Income Securities II Fund (inception date November 14, 2008)
Beginning AUV	$12.948	$10.296	$10.000	N/A	N/A	N/A
Ending AUV	$14.361	$12.948	$10.296	N/A	N/A	N/A

Ending number of AUs (000s)	216	135	4	N/A	N/A	N/A

Templeton Global Bond Securities II Fund (inception date November 14, 2008)
Beginning AUV	$12.748	$10.741	$10.063	N/A	N/A	N/A
Ending AUV	$14.590	$12.748	$10.741	N/A	N/A	N/A

Ending number of AUs (000s)	544	250	18	N/A	N/A	N/A

U.S. Government II Fund (inception date November 14, 2008)
Beginning AUV	$10.722	$10.400	$10.008	N/A	N/A	N/A
Ending AUV	$11.289	$10.722	$10.400	N/A	N/A	N/A

Ending number of AUs (000s)	152	122	7	N/A	N/A	N/A

INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund
Beginning AUV	$8.981	$6.079	$12.639	$12.469	$11.040	$10.160
Ending AUV	$9.605	$8.981	$6.079	$12.639	$12.469	$11.040

Ending number of AUs (000s)	0	65	44	15	9	11

Capital Development Fund (inception date November 9, 2007)
Beginning AUV	$7.447	$5.231	$9.874	$9.845	N/A	N/A
Ending AUV	$8.845	$7.447	$5.231	$9.874	N/A	N/A

Ending number of AUs (000s)	7	17	1	-	N/A	N/A

Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$10.625	$8.281	$11.854	$10.964	$10.044	N/A
Ending AUV	$11.640	$10.625	$8.281	$11.854	$10.964	N/A

Ending number of AUs (000s)	39	112	146	10	7	N/A

Global Health Care Fund
Beginning AUV	$12.094	$9.473	$13.271	$11.864	$11.274	$10.127
Ending AUV	$12.735	$12.094	$9.473	$13.271	$11.864	$11.274

Ending number of AUs (000s)	22	14	4	11	3	1

49

	2010	2009	2008	2007	2006	2005

INVESCO VARIABLE INSURANCE FUNDS: (continued)
Global Real Estate Fund
Beginning AUV	$11.491	$8.736	$15.784	$16.709	$11.717	$10.091
Ending AUV	$13.504	$11.491	$8.736	$15.784	$16.709	$11.717

Ending number of AUs (000s)	159	281	222	169	76	4

Government Securities Fund (inception date November 9, 2007)
Beginning AUV	$11.373	$11.374	$10.127	$10.008	N/A	N/A
Ending AUV	$11.987	$11.373	$11.374	$10.127	N/A	N/A

Ending number of AUs (000s)	47	77	189	-	N/A	N/A

High Yield Fund
Beginning AUV	$13.301	$8.706	$11.716	$11.572	$10.450	$10.032
Ending AUV	$15.106	$13.301	$8.706	$11.716	$11.572	$10.450

Ending number of AUs (000s)	403	662	608	63	223	316

International Growth Fund (inception date November 9, 2007)
Beginning AUV	$7.796	$5.764	$9.668	$9.814	N/A	N/A
Ending AUV	$8.799	$7.796	$5.764	$9.668	N/A	N/A

Ending number of AUs (000s)	237	104	152	1	N/A	N/A

Mid Cap Core Equity Fund
Beginning AUV	$12.333	$9.497	$13.316	$12.185	$10.979	$10.102
Ending AUV	$14.032	$12.333	$9.497	$13.316	$12.185	$10.979

Percentage of in AUV	43	50	49	35	5	-

Technology Fund
Beginning AUV	$12.057	$7.660	$13.803	$12.815	$11.600	$10.155
Ending AUV	$14.625	$12.057	$7.660	$13.803	$12.815	$11.600

Ending number of AUs (000s)	8	29	1	2	22	20

Van Kampen VI Comstock Fund Series I (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.512	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Van Kampen VI Equity and Income Fund Series I (inception date November 19, 2010)
Beginning AUV	$10.015	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.423	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3	N/A	N/A	N/A	N/A	N/A

Van Kampen VI Growth and Income Fund Series I (inception date November 19, 2010)
Beginning AUV	$10.017	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.575	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

50

	2010	2009	2008	2007	2006	2005

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception date November 20, 2009)
Beginning AUV	$9.958	$9.981	N/A	N/A	N/A	N/A
Ending AUV	$10.822	$9.958	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	465	94	N/A	N/A	N/A	N/A

Balanced Portfolio (inception date November 20, 2009)
Beginning AUV	$10.036	$9.981	N/A	N/A	N/A	N/A
Ending AUV	$11.753	$10.036	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	22	-	N/A	N/A	N/A	N/A

Bond Portfolio (inception date November 20, 2009)
Beginning AUV	$9.910	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.508	$9.910	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	52	-	N/A	N/A	N/A	N/A

Dividend Opportunities Portfolio (inception date November 20, 2009)
Beginning AUV	$10.108	$9.943	N/A	N/A	N/A	N/A
Ending AUV	$11.763	$10.108	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	17	-	N/A	N/A	N/A	N/A

Energy Portfolio (inception date November 20, 2009)
Beginning AUV	$10.395	$9.883	N/A	N/A	N/A	N/A
Ending AUV	$12.677	$10.395	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	27	11	N/A	N/A	N/A	N/A

Global Bond Portfolio (inception date November 19, 2010)
Beginning AUV	$9.999	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.996	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Global Natural Resources Portfolio (inception date November 19, 2010)
Beginning AUV	$10.123	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.076	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV	$10.272	$9.955	N/A	N/A	N/A	N/A
Ending AUV	$11.564	$10.272	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	-	N/A	N/A	N/A	N/A

High Income Portfolio (inception date November 20, 2009)
Beginning AUV	$10.268	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.793	$10.268	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	35	11	N/A	N/A	N/A	N/A

Mid Cap Growth Portfolio (inception date November 20, 2009)
Beginning AUV	$10.482	$9.944	N/A	N/A	N/A	N/A
Ending AUV	$13.790	$10.482	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	69	2	N/A	N/A	N/A	N/A

51

	2010	2009	2008	2007	2006	2005

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Science and Technology Portfolio (inception date November 20, 2009)
Beginning AUV	$10.693	$9.967	N/A	N/A	N/A	N/A
Ending AUV	$12.056	$10.693	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	25	2	N/A	N/A	N/A	N/A

Value Portfolio (inception date November 20, 2009)
Beginning AUV	$10.109	$9.959	N/A	N/A	N/A	N/A
Ending AUV	$12.000	$10.109	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	50	-	N/A	N/A	N/A	N/A

JANUS ASPEN SERIES- Institutional :
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$11.113	$8.828	$10.489	$9.993	N/A	N/A
Ending AUV	$12.045	$11.113	$8.828	$10.489	N/A	N/A

Ending number of AUs (000s)	534	276	261	66	N/A	N/A

Enterprise Portfolio (inception date May 1, 2006)
Beginning AUV	$10.488	$7.242	$12.867	$10.544	$9.930	N/A
Ending AUV	$13.199	$10.488	$7.242	$12.867	$10.544	N/A

Ending number of AUs (000s)	176	200	261	117	38	N/A

Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$10.458	$7.146	$12.795	$10.000	N/A	N/A
Ending AUV	$11.163	$10.458	$7.146	$12.795	N/A	N/A

Ending number of AUs (000s)	168	141	95	29	N/A	N/A

Janus Portfolio (inception date May 1, 2006)
Beginning AUV	$9.923	$7.277	$12.072	$10.489	$9.959	N/A
Ending AUV	$11.363	$9.923	$7.277	$12.072	$10.489	N/A

Ending number of AUs (000s)	88	113	101	82	60	N/A

Overseas Portfolio (inception date May 1, 2006)
Beginning AUV	$12.894	$7.181	$14.995	$11.686	$10.034	N/A
Ending AUV	$16.157	$12.894	$7.181	$14.995	$11.686	N/A

Ending number of AUs (000s)	584	626	635	606	283	N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$9.655	$7.222	$9.998	$10.006	N/A	N/A
Ending AUV	$11.167	$9.655	$7.222	$9.998	N/A	N/A

Ending number of AUs (000s)	439	369	263	60	N/A	N/A

Worldwide Portfolio (inception date May 1, 2006)
Beginning AUV	$9.343	$6.785	$12.261	$11.184	$9.970	N/A
Ending AUV	$10.823	$9.343	$6.785	$12.261	$11.184	N/A

Ending number of AUs (000s)	23	97	54	150	85	N/A

52

	2010	2009	2008	2007	2006	2005

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$20.997	$12.362	$24.108	$18.085	$13.917	$10.227
Ending AUV	$25.762	$20.997	$12.362	$24.108	$18.085	$13.917

Ending number of AUs (000s)	397	364	201	173	247	25

International Equity Portfolio
Beginning AUV	$11.890	$9.790	$15.543	$14.030	$11.450	$10.148
Ending AUV	$12.689	$11.890	$9.790	$15.543	$14.030	$11.450

Ending number of AUs (000s)	96	152	137	143	141	4

US Small-Mid Cap Equity Portfolio
Beginning AUV	$11.718	$7.675	$12.081	$13.018	$11.216	$10.147
Ending AUV	$14.497	$11.718	$7.675	$12.081	$13.018	$11.216

Ending number of AUs (000s)	59	70	4	8	67	-

US Strategic Equity Portfolio
Beginning AUV	$10.217	$8.055	$12.446	$12.566	$10.696	$10.116
Ending AUV	$11.529	$10.217	$8.055	$12.446	$12.566	$10.696

Ending number of AUs (000s)	10	5	3	23	18	1

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$7.738	$5.750	$9.649	$9.900	N/A	N/A
Ending AUV	$9.673	$7.738	$5.750	$9.649	N/A	N/A

Ending number of AUs (000s)	88	108	201	29	N/A	N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV	$8.073	$6.568	$10.108	$9.953	N/A	N/A
Ending AUV	$9.063	$8.073	$6.568	$10.108	N/A	N/A

Ending number of AUs (000s)	33	32	27	47	N/A	N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV	$7.867	$6.081	$9.588	$9.904	N/A	N/A
Ending AUV	$9.173	$7.867	$6.081	$9.588	N/A	N/A

Ending number of AUs (000s)	20	10	30	18	N/A	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$8.943	$6.281	$10.016	$9.897	N/A	N/A
Ending AUV	$9.823	$8.943	$6.281	$10.016	N/A	N/A

Ending number of AUs (000s)	22	42	41	26	N/A	N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$12.646	$8.130	$11.752	$11.760	$ 10.629	$ 10.041
Ending AUV	$14.533	$12.646	$8.130	$11.752	$ 11.760	$ 10.629

Ending number of AUs (000s)	91	1,770	49	29	23	48

53

	2010	2009	2008	2007	2006	2005

LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
Western Asset Strategic Bond Portfolio
Beginning AUV	$11.084	$9.099	$10.966	$10.752	$ 10.237	$ 10.018
Ending AUV	$12.394	$11.084	$9.099	$10.966	$ 10.752	$ 10.237

Ending number of AUs (000s)	76	38	64	108	81	7

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception date November 9, 2007)
Beginning AUV	$11.043	$8.222	$9.970	$9.976	N/A	N/A
Ending AUV	$12.403	$11.043	$8.222	$9.970	N/A	N/A

Ending number of AUs (000s)	206	79	13	0	N/A	N/A

Capital Structure Portfolio
Beginning AUV	$11.530	$9.343	$12.658	$12.270	$10.712	$10.097
Ending AUV	$13.233	$11.530	$9.343	$12.658	$12.270	$10.712

Ending number of AUs (000s)	28	22	26	24	5	-

Classic Stock Portfolio (inception date November 9, 2007)
Beginning AUV	$8.687	$6.921	$10.072	$9.835	N/A	N/A
Ending AUV	$9.913	$8.687	$6.921	$10.072	N/A	N/A

Ending number of AUs (000s)	20	10	7	0	N/A	N/A

Growth and Income Portfolio
Beginning AUV	$9.879	$8.308	$13.068	$12.633	$10.773	$10.115
Ending AUV	$11.599	$9.879	$8.308	$13.068	$12.633	$10.773

Ending number of AUs (000s)	95	100	104	121	42	1

International Portfolio (inception date November 9, 2007)
Beginning AUV	$6.736	$4.555	$9.398	$9.766	N/A	N/A
Ending AUV	$8.165	$6.736	$4.555	$9.398	N/A	N/A

Ending number of AUs (000s)	54	165	17	6	N/A	N/A

MERGER FUND VL
Merger Fund VL (inception date May 3, 2010)
Beginning AUV	$9.982	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.346	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	420	N/A	N/A	N/A	N/A	N/A

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
Beginning AUV	$11.608	$10.975	$10.478	$10.000	N/A	N/A
Ending AUV	$12.340	$11.608	$10.975	$10.478	N/A	N/A

Ending number of AUs (000s)	140	142	149	69	N/A	N/A

54

	2010	2009	2008	2007	2006	2005

NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
International Index Fund (inception date May 1, 2007)
Beginning AUV	$7.507	$5.816	$10.181	$10.009	N/A	N/A
Ending AUV	$8.113	$7.507	$5.816	$10.181	N/A	N/A

Ending number of AUs (000s)	277	276	355	147	N/A	N/A

Mid Cap Index Fund (inception date May 1, 2007)
Beginning AUV	$8.619	$6.293	$9.891	$10.030	N/A	N/A
Ending AUV	$10.893	$8.619	$6.293	$9.891	N/A	N/A

Ending number of AUs (000s)	140	152	150	21	N/A	N/A

S&P 500 Index Fund ( inception date May 1, 2007)
Beginning AUV	$7.942	$6.294	$10.014	$10.029	N/A	N/A
Ending AUV	$9.133	$7.942	$6.294	$10.014	N/A	N/A

Ending number of AUs (000s)	244	232	522	317	N/A	N/A

Small Cap Index Fund (inception date May 1, 2007)
Beginning AUV	$7.925	$6.242	$9.460	$10.020	N/A	N/A
Ending AUV	$10.037	$7.925	$6.242	$9.460	N/A	N/A

Ending number of AUs (000s)	120	108	122	22	N/A	N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$12.734	$9.676	$17.086	$13.945	$12.158	$10.126
Ending AUV	$16.439	$12.734	$9.676	$17.086	$13.945	$12.158

Ending number of AUs (000s)	53	40	54	51	15	1

Partners Portfolio
Beginning AUV	$10.986	$7.039	$14.785	$13.523	$12.048	$10.139
Ending AUV	$12.707	$10.986	$7.039	$14.785	$13.523	$12.048

Ending number of AUs (000s)	142	188	199	204	118	17

Regency Portfolio
Beginning AUV	$10.653	$7.268	$13.415	$12.986	$11.682	$10.162
Ending AUV	$13.442	$10.653	$7.268	$13.415	$12.986	$11.682

Ending number of AUs (000s)	42	55	40	41	31	11

Short Duration Bond Portfolio
Beginning AUV	$10.840	$9.565	$11.049	$10.546	$10.121	$10.008
Ending AUV	$11.413	$10.840	$9.565	$11.049	$10.546	$10.121

Ending number of AUs (000s)	40	56	125	189	161	7

Small-Cap Growth Portfolio
Beginning AUV	$8.829	$7.192	$11.883	$11.822	$11.232	$10.118
Ending AUV	$10.560	$8.829	$7.192	$11.883	$11.822	$11.232

Ending number of AUs (000s)	66	37	69	17	15	3

55

	2010	2009	2008	2007	2006	2005

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Socially Responsive Portfolio
Beginning AUV	$10.938	$8.322	$13.743	$12.771	$11.232	$10.143
Ending AUV	$13.438	$10.938	$8.322	$13.743	$12.771	$11.232

Ending number of AUs (000s)	58	19	14	17	7	4

NORTHERN LIGHTS VARIABLE TRUST:
Adaptive Allocation Portfolio (inception date November 19, 2010)
Beginning AUV	$10.048	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.833	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6	N/A	N/A	N/A	N/A	N/A

Changing Parameters Portfolio (inception date July 2, 2007)
Beginning AUV	$9.242	$9.849	$10.110	$10.000	N/A	N/A
Ending AUV	$8.981	$9.242	$9.849	$10.110	N/A	N/A

Ending number of AUs (000s)	1,551	880	908	804	N/A	N/A

Chariot Absolute Return All Opportunities Portfolio (inception date November 19, 2010)
Beginning AUV	$10.010	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.960	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A

JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$9.249	$7.591	$9.880	$10.028	N/A	N/A
Ending AUV	$10.335	$9.249	$7.591	$9.880	N/A	N/A

Ending number of AUs (000s)	8	39	16	27	N/A	N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV	$7.012	$5.193	$9.047	$10.013	N/A	N/A
Ending AUV	$8.831	$7.012	$5.193	$9.047	N/A	N/A

Ending number of AUs (000s)	52	40	44	180	N/A	N/A

JNF Money Market Portfolio (inception date April 30, 2008)
Beginning AUV	$10.193	$10.168	$10.001	N/A	N/A	N/A
Ending AUV	$10.195	$10.193	$10.168	N/A	N/A	N/A

Ending number of AUs (000s)	8,528	5,293	8,700	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$11.616	$9.555	$11.354	$10.481	$9.974	N/A
Ending AUV	$13.137	$11.616	$9.555	$11.354	$10.481	N/A

Ending number of AUs (000s)	756	484	293	182	25	N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$9.418	$6.654	$11.838	$9.606	$10.106	N/A
Ending AUV	$11.727	$9.418	$6.654	$11.838	$9.606	N/A

Ending number of AUs (000s)	678	315	280	255	123	N/A

56

	2010	2009	2008	2007	2006	2005

PIMCO VARIABLE INSURANCE TRUST: (continued)
Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$12.780	$9.792	$11.463	$10.834	$9.979	N/A
Ending AUV	$14.333	$12.780	$9.792	$11.463	$10.834	N/A

Ending number of AUs (000s)	420	307	323	122	214	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$12.078	$10.448	$10.705	$10.330	$10.011	N/A
Ending AUV	$13.103	$12.078	$10.448	$10.705	$10.330	N/A

Ending number of AUs (000s)	238	145	180	184	23	N/A

Foreign Bond US Dollar-Unhedged Portfolio (inception date November 14, 2008)
Beginning AUV	$11.358	$10.912	$9.959	N/A	N/A	N/A
Ending AUV	$12.434	$11.358	$10.912	N/A	N/A	N/A

Ending number of AUs (000s)	106	81	181	N/A	N/A	N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.038	$11.159	$11.255	$10.257	$10.001	N/A
Ending AUV	$14.556	$13.038	$11.159	$11.255	$10.257	N/A

Ending number of AUs (000s)	151	146	338	104	27	N/A

Global Multi-Asset Portfolio (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.210	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	15	N/A	N/A	N/A	N/A	N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$11.803	$8.415	$11.001	$10.629	$9.990	N/A
Ending AUV	$13.510	$11.803	$8.415	$11.001	$10.629	N/A

Ending number of AUs (000s)	2,462	3,319	437	103	450	N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$12.237	$12.798	$10.911	$9.941	$10.048	N/A
Ending AUV	$13.657	$12.237	$12.798	$10.911	$9.941	N/A

Ending number of AUs (000s)	84	116	132	87	-	N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.180	$10.748	$10.793	$10.052	$10.011	N/A
Ending AUV	$12.824	$12.180	$10.748	$10.793	$10.052	N/A

Ending number of AUs (000s)	867	630	625	229	8	N/A

Real Return Portfolio
Beginning AUV	$12.356	$10.439	$11.229	$10.150	$10.078	$10.001
Ending AUV	$13.357	$12.356	$10.439	$11.229	$10.150	$10.078

Ending number of AUs (000s)	1,037	834	595	359	169	17

Short Term Portfolio
Beginning AUV	$11.917	$11.055	$11.089	$10.613	$10.178	$10.001
Ending AUV	$12.168	$11.917	$11.055	$11.089	$10.613	$10.178

Ending number of AUs (000s)	522	500	279	270	155	9

57

	2010	2009	2008	2007	2006	2005

PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio
Beginning AUV	$13.669	$11.987	$11.438	$10.519	$10.130	$10.020
Ending AUV	$14.777	$13.669	$11.987	$11.438	$10.519	$10.130

Ending number of AUs (000s)	3,318	2,552	2,022	1,670	566	49

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
Beginning AUV	$11.806	$10.065	$10.154	$10.019	N/A	N/A
Ending AUV	$12.862	$11.806	$10.065	$10.154	N/A	N/A

Ending number of AUs (000s)	365	157	50	3	N/A	N/A

Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV	$8.601	$7.432	$11.017	$10.355	$9.936	N/A
Ending AUV	$9.398	$8.601	$7.432	$11.017	$10.355	N/A

Ending number of AUs (000s)	148	140	250	73	-	N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$11.545	$6.634	$15.910	$11.169	$10.036	N/A
Ending AUV	$13.347	$11.545	$6.634	$15.910	$11.169	N/A

Ending number of AUs (000s)	287	300	198	102	38	N/A

Equity Income Portfolio
Beginning AUV	$10.293	$9.038	$13.000	$12.930	$10.588	$10.093
Ending AUV	$12.272	$10.293	$9.038	$13.000	$12.930	$10.588

Ending number of AUs (000s)	208	139	225	193	174	2

Fund Portfolio
Beginning AUV	$10.941	$8.760	$13.346	$12.736	$10.946	$10.116
Ending AUV	$12.662	$10.941	$8.760	$13.346	$12.736	$10.946

Ending number of AUs (000s)	103	139	160	136	41	3

High Yield Portfolio
Beginning AUV	$12.417	$7.759	$12.055	$11.416	$10.547	$10.032
Ending AUV	$14.610	$12.417	$7.759	$12.055	$11.416	$10.547

Ending number of AUs (000s)	205	294	134	725	80	67

Mid Cap Value Portfolio
Beginning AUV	$10.775	$8.602	$12.986	$12.327	$10.980	$10.125
Ending AUV	$12.703	$10.775	$8.602	$12.986	$12.327	$10.980

Ending number of AUs (000s)	225	158	142	106	31	1

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$12.262	$9.488	$10.744	$10.121	$10.020	N/A
Ending AUV	$13.657	$12.262	$9.488	$10.744	$10.121	N/A

Ending number of AUs (000s)	559	582	296	541	-	N/A

58

	2010	2009	2008	2007	2006	2005

PROFUNDS VP:
Access VP High Yield Fund (inception date May 3, 2010)
Beginning AUV	$10.012	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.997	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	141	N/A	N/A	N/A	N/A	N/A

Asia 30 Fund (inception date May 3, 2010)
Beginning AUV	$10.072	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.298	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	81	N/A	N/A	N/A	N/A	N/A

Banks Fund (inception date November 19, 2010)
Beginning AUV	$9.965	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.091	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Basic Materials Fund (inception date May 3, 2010)
Beginning AUV	$10.002	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.155	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	45	N/A	N/A	N/A	N/A	N/A

Bear Fund (inception date May 3, 2010)
Beginning AUV	$9.868	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.934	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	N/A	N/A	N/A	N/A	N/A

Biotechnology Fund (inception date May 3, 2010)
Beginning AUV	$10.057	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.040	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	20	N/A	N/A	N/A	N/A	N/A

Bull Fund (inception date May 3, 2010)
Beginning AUV	$10.129	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.596	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	165	N/A	N/A	N/A	N/A	N/A

Consumer Goods Fund (inception date May 3, 2010)
Beginning AUV	$10.096	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.055	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	N/A	N/A	N/A	N/A	N/A

Consumer Services Fund (inception date November 19, 2010)
Beginning AUV	$10.052	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.386	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

Emerging Markets Fund (inception date May 3, 2010)
Beginning AUV	$9.978	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.085	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	106	N/A	N/A	N/A	N/A	N/A

59

	2010	2009	2008	2007	2006	2005

PROFUNDS VP: (continued)
Europe 30 Fund (inception date May 3, 2010)
Beginning AUV	$9.975	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.663	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	21	N/A	N/A	N/A	N/A	N/A

Falling U.S. Dollar Fund (inception date November 19, 2010)
Beginning AUV	$10.027	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.936	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A

Financials Fund (inception date May 3, 2010)
Beginning AUV	$10.169	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.875	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Health Care Fund (inception date May 3, 2010)
Beginning AUV	$10.060	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.237	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	N/A	N/A	N/A	N/A	N/A

Industrials Fund (inception date May 3, 2010)
Beginning AUV	$10.196	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.785	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	N/A	N/A	N/A	N/A	N/A

International Fund (inception date May 3, 2010)
Beginning AUV	$10.081	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.046	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	60	N/A	N/A	N/A	N/A	N/A

Internet Fund (inception date November 19, 2010)
Beginning AUV	$10.065	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.399	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	N/A	N/A	N/A	N/A	N/A

Japan Fund (inception date May 3, 2010)
Beginning AUV	$10.107	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.099	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	12	N/A	N/A	N/A	N/A	N/A

Large-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV	$10.119	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.833	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	40	N/A	N/A	N/A	N/A	N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.141	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.411	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A

60

	2010	2009	2008	2007	2006	2005

PROFUNDS VP: (continued)
Mid-Cap Fund (inception date May 3, 2010)
Beginning AUV	$10.158	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.959	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	N/A	N/A	N/A	N/A	N/A

Mid-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV	$10.166	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.369	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	201	N/A	N/A	N/A	N/A	N/A

Mid-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.155	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.642	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Money Market Fund (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.000	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	39	N/A	N/A	N/A	N/A	N/A

NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV	$10.149	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.032	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	122	N/A	N/A	N/A	N/A	N/A

Oil & Gas Fund (inception date May 3, 2010)
Beginning AUV	$10.099	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.279	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	N/A	N/A	N/A	N/A	N/A

Pharmaceuticals Fund (inception date May 3, 2010)
Beginning AUV	$10.079	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.265	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Precious Metals Fund (inception date May 3, 2010)
Beginning AUV	$9.831	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.387	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	65	N/A	N/A	N/A	N/A	N/A

Real Estate Fund (inception date May 3, 2010)
Beginning AUV	$10.325	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.766	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

Rising Rates Opportunity Fund (inception date May 3, 2010)
Beginning AUV	$10.007	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.889	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	49	N/A	N/A	N/A	N/A	N/A

61

	2010	2009	2008	2007	2006	2005

PROFUNDS VP: (continued)
Semiconductor Fund (inception date November 19, 2010)
Beginning AUV	$10.127	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.571	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	N/A	N/A	N/A	N/A	N/A

Short Emerging Markets Fund (inception date November 19, 2010)
Beginning AUV	$10.014	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.514	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	38	N/A	N/A	N/A	N/A	N/A

Short International Fund (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.776	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Short Mid-Cap Fund (inception date November 19, 2010)
Beginning AUV	$9.969	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.291	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

Short NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV	$9.845	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.614	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8	N/A	N/A	N/A	N/A	N/A

Short Small-Cap Fund (inception date May 3, 2010)
Beginning AUV	$9.741	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.436	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

Small Cap Fund (inception date November 19, 2010)
Beginning AUV	$10.050	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.804	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	35	N/A	N/A	N/A	N/A	N/A

Small-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV	$10.223	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.216	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	124	N/A	N/A	N/A	N/A	N/A

Small-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.223	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.480	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	15	N/A	N/A	N/A	N/A	N/A

Technology Fund (inception date May 3, 2010)
Beginning AUV	$10.146	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.713	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A

62

	2010	2009	2008	2007	2006	2005

PROFUNDS VP: (continued)
Telecommunications Fund (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.544	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

U.S. Government Plus Fund (inception date May 3, 2010)
Beginning AUV	$9.982	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.611	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	N/A	N/A	N/A	N/A	N/A

UltraBull Fund (inception date May 3, 2010)
Beginning AUV	$10.260	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.911	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A

UltraMid-Cap Fund (inception date May 3, 2010)
Beginning AUV	$10.322	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.789	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A

UltraNASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV	$10.310	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.838	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

UltraShort NASDAQ-100 Fund (inception date November 19, 2010)
Beginning AUV	$9.987	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.144	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

UltraSmall-Cap Fund (inception date May 3, 2010)
Beginning AUV	$10.452	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.413	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6	N/A	N/A	N/A	N/A	N/A

Utilities Fund (inception date May 3, 2010)
Beginning AUV	$10.138	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.590	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	N/A	N/A	N/A	N/A	N/A

PUTNAM VARIABLE TRUST CLASS IB:
American Government Income Fund (inception date November 19, 2010)
Beginning AUV	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.860	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	20	N/A	N/A	N/A	N/A	N/A

63

	2010	2009	2008	2007	2006	2005

PUTNAM VARIABLE TRUST CLASS IB: (continued)
Diversified Income Fund (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.038	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	304	N/A	N/A	N/A	N/A	N/A

Equity Income Fund (inception date November 19, 2010)
Beginning AUV	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.516	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	16	N/A	N/A	N/A	N/A	N/A

Global Asset Allocation Fund (inception date November 19, 2010)
Beginning AUV	$10.014	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.298	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	12	N/A	N/A	N/A	N/A	N/A

High Yield Fund (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.131	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,233	N/A	N/A	N/A	N/A	N/A

Income Fund (inception date November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.033	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	229	N/A	N/A	N/A	N/A	N/A

Investors Fund (inception date November 19, 2010)
Beginning AUV	$10.031	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.553	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A

Multi-Cap Value Fund (inception date November 19, 2010)
Beginning AUV	$10.058	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.715	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	N/A	N/A	N/A	N/A	N/A

Voyager Fund (inception date November 19, 2010)
Beginning AUV	$10.060	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.577	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	N/A	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$13.850	$8.763	$15.447	$14.856	$12.271	$10.134
Ending AUV	$17.999	$13.850	$8.763	$15.447	$14.856	$12.271

Ending number of AUs (000s)	206	220	180	131	86	6

64

	2010	2009	2008	2007	2006	2005

ROYCE CAPITAL FUND: (continued)
Small-Cap Portfolio
Beginning AUV	$12.548	$9.281	$12.745	$13.023	$11.269	$10.138
Ending AUV	$15.124	$12.548	$9.281	$12.745	$13.023	$11.269

Ending number of AUs (000s)	421	345	357	197	86	24

RYDEX VARIABLE TRUST:
Banking Fund
Beginning AUV	$4.917	$5.091	$8.653	$11.867	$10.667	$10.203
Ending AUV	$5.558	$4.917	$5.091	$8.653	$11.867	$10.667

Ending number of AUs (000s)	197	63	121	6	18	1

Basic Materials Fund
Beginning AUV	$15.580	$10.022	$18.354	$13.701	$11.203	$10.195
Ending AUV	$19.736	$15.580	$10.022	$18.354	$13.701	$11.203

Ending number of AUs (000s)	158	83	46	94	11	5

Biotechnology Fund
Beginning AUV	$12.913	$10.912	$12.368	$11.846	$12.253	$10.109
Ending AUV	$14.295	$12.913	$10.912	$12.368	$11.846	$12.253

Ending number of AUs (000s)	90	44	66	16	3	4

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$5.912	$5.300	$10.396	$7.935	$9.662	$10.048
Ending AUV	$6.387	$5.912	$5.300	$10.396	$7.935	$9.662

Ending number of AUs (000s)	121	52	8	37	9	-

Consumer Products Fund
Beginning AUV	$12.064	$10.128	$13.220	$11.902	$10.136	$10.074
Ending AUV	$14.149	$12.064	$10.128	$13.220	$11.902	$10.136

Ending number of AUs (000s)	73	47	37	69	26	-

Dow 2X Strategy Fund
Beginning AUV	$7.959	$5.815	$15.188	$14.043	$10.758	$10.246
Ending AUV	$9.915	$7.959	$5.815	$15.188	$14.043	$10.758

Ending number of AUs (000s)	48	77	42	28	25	1

Electronics Fund
Beginning AUV	$10.436	$6.073	$12.173	$12.484	$12.182	$10.223
Ending AUV	$11.433	$10.436	$6.073	$12.173	$12.484	$12.182

Ending number of AUs (000s)	65	37	7	31	-	2

Energy Fund
Beginning AUV	$14.280	$10.310	$19.106	$14.342	$12.814	$10.134
Ending AUV	$17.001	$14.280	$10.310	$19.106	$14.342	$12.814

Ending number of AUs (000s)	127	51	106	114	40	-

65

	2010	2009	2008	2007	2006	2005

RYDEX VARIABLE TRUST: (continued)
Energy Services Fund
Beginning AUV	$14.916	$9.183	$21.660	$15.799	$14.236	$10.193
Ending AUV	$18.801	$14.916	$9.183	$21.660	$15.799	$14.236

Ending number of AUs (000s)	168	84	53	102	17	22

Europe 1.25X Strategy Fund
Beginning AUV	$9.836	$7.251	$16.063	$14.207	$10.970	$10.187
Ending AUV	$8.776	$9.836	$7.251	$16.063	$14.207	$10.970

Ending number of AUs (000s)	29	51	40	56	28	1

Financial Services Fund
Beginning AUV	$6.635	$5.544	$10.669	$13.140	$11.257	$10.186
Ending AUV	$7.588	$6.635	$5.544	$10.669	$13.140	$11.257

Ending number of AUs (000s)	100	15	129	14	7	-

Government Long Bond 1.2X Strategy Fund
Beginning AUV	$10.596	$15.478	$10.684	$9.734	$10.050	$9.818
Ending AUV	$11.671	$10.596	$15.478	$10.684	$9.734	$10.050

Ending number of AUs (000s)	35	55	88	42	14	17

Health Care Fund
Beginning AUV	$11.393	$9.140	$12.164	$11.472	$10.914	$10.093
Ending AUV	$12.164	$11.393	$9.140	$12.164	$11.472	$10.914

Ending number of AUs (000s)	62	86	73	51	13	2

Internet Fund
Beginning AUV	$13.343	$8.045	$14.594	$13.221	$12.052	$10.316
Ending AUV	$16.115	$13.343	$8.045	$14.594	$13.221	$12.052

Ending number of AUs (000s)	101	42	6	33	3	1

Inverse Dow 2X Strategy Fund
Beginning AUV	$5.866	$10.598	$6.589	$7.240	$9.255	$9.756
Ending AUV	$4.089	$5.866	$10.598	$6.589	$7.240	$9.255

Ending number of AUs (000s)	373	171	47	159	16	-

Inverse Government Long Bond Strategy Fund
Beginning AUV	$8.619	$7.218	$10.343	$10.831	$10.019	$10.154
Ending AUV	$7.515	$8.619	$7.218	$10.343	$10.831	$10.019

Ending number of AUs (000s)	119	656	67	6	15	30

Inverse Mid-Cap Strategy Fund
Beginning AUV	$7.217	$11.151	$8.296	$8.464	$8.800	$9.867
Ending AUV	$5.392	$7.217	$11.151	$8.296	$8.464	$8.800

Ending number of AUs (000s)	6	2	9	14	5	-

Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$6.902	$11.518	$7.782	$8.771	$8.896	$9.835
Ending AUV	$5.434	$6.902	$11.518	$7.782	$8.771	$8.896

Ending number of AUs (000s)	66	72	14	41	37	25

66

	2010	2009	2008	2007	2006	2005

RYDEX VARIABLE TRUST: (continued)
Inverse Russell 2000® Strategy Fund
Beginning AUV	$6.784	$10.103	$8.103	$7.690	$8.734	$9.819
Ending AUV	$4.910	$6.784	$10.103	$8.103	$7.690	$8.734

Ending number of AUs (000s)	31	78	36	39	25	14

Inverse S&P 500 Strategy Fund
Beginning AUV	$8.924	$12.317	$8.845	$8.773	$9.484	$9.890
Ending AUV	$7.410	$8.924	$12.317	$8.845	$8.773	$9.484

Ending number of AUs (000s)	86	106	72	47	3	10

Japan 2X Strategy Fund
Beginning AUV	$10.451	$8.450	$12.607	$14.202	$13.508	$10.178
Ending AUV	$12.094	$10.451	$8.450	$12.607	$14.202	$13.508

Ending number of AUs (000s)	47	16	32	9	21	14

Leisure Fund
Beginning AUV	$8.522	$6.233	$12.243	$12.562	$10.174	$10.173
Ending AUV	$11.107	$8.522	$6.233	$12.243	$12.562	$10.174

Ending number of AUs (000s)	31	7	11	5	38	-

Mid Cap 1.5X Strategy Fund
Beginning AUV	$9.659	$6.338	$14.033	$13.546	$12.263	$10.203
Ending AUV	$13.286	$9.659	$6.338	$14.033	$13.546	$12.263

Ending number of AUs (000s)	120	60	70	35	134	3

NASDAQ-100® Fund
Beginning AUV	$12.646	$8.320	$14.323	$12.156	$11.493	$10.174
Ending AUV	$14.984	$12.646	$8.320	$14.323	$12.156	$11.493

Ending number of AUs (000s)	153	176	33	55	4	344

NASDAQ-100® 2X Strategy Fund
Beginning AUV	$10.242	$4.703	$17.161	$13.386	$12.765	$10.336
Ending AUV	$14.022	$10.242	$4.703	$17.161	$13.386	$12.765

Ending number of AUs (000s)	237	310	607	172	88	48

Nova Fund
Beginning AUV	$8.277	$6.108	$13.417	$13.268	$11.124	$10.181
Ending AUV	$9.930	$8.277	$6.108	$13.417	$13.268	$11.124

Ending number of AUs (000s)	257	180	48	52	53	4

Precious Metals Fund
Beginning AUV	$19.368	$12.978	$21.124	$17.669	$14.551	$10.267
Ending AUV	$26.742	$19.368	$12.978	$21.124	$17.669	$14.551

Ending number of AUs (000s)	236	171	186	124	81	20

Real Estate Fund
Beginning AUV	$8.644	$6.900	$11.823	$14.618	$11.182	$10.091
Ending AUV	$10.793	$8.644	$6.900	$11.823	$14.618	$11.182

Ending number of AUs (000s)	255	98	65	15	26	1

67

	2010	2009	2008	2007	2006	2005

RYDEX VARIABLE TRUST: (continued)
Retailing Fund
Beginning AUV	$10.264	$7.117	$10.614	$12.144	$11.032	$10.137
Ending AUV	$12.844	$10.264	$7.117	$10.614	$12.144	$11.032

Ending number of AUs (000s)	11	1	7	2	3	-

Russell 2000® 1.5X Strategy Fund
Beginning AUV	$8.903	$6.678	$13.732	$14.724	$12.184	$10.286
Ending AUV	$12.273	$8.903	$6.678	$13.732	$14.724	$12.184

Ending number of AUs (000s)	132	7	82	6	320	-

Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$4.174	$3.074	$9.089	$10.398	$9.620	N/A
Ending AUV	$6.189	$4.174	$3.074	$9.089	$10.398	N/A

Ending number of AUs (000s)	162	134	224	69	-	N/A

S&P 500 2X Strategy Fund
Beginning AUV	$6.617	$4.521	$14.120	$14.034	$11.345	$10.238
Ending AUV	$8.303	$6.617	$4.521	$14.120	$14.034	$11.345

Ending number of AUs (000s)	126	807	152	80	70	8

S&P 500 Pure Growth Fund
Beginning AUV	$10.374	$7.046	$11.709	$11.161	$10.589	$10.097
Ending AUV	$12.971	$10.374	$7.046	$11.709	$11.161	$10.589

Ending number of AUs (000s)	190	174	205	51	18	3

S&P 500 Pure Value Fund
Beginning AUV	$9.461	$6.255	$12.182	$12.873	$10.941	$10.156
Ending AUV	$11.383	$9.461	$6.255	$12.182	$12.873	$10.941

Ending number of AUs (000s)	202	203	49	18	40	7

S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$13.061	$8.329	$13.044	$12.027	$11.662	$10.127
Ending AUV	$17.316	$13.061	$8.329	$13.044	$12.027	$11.662

Ending number of AUs (000s)	374	148	45	89	9	19

S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$11.098	$7.148	$12.681	$13.326	$11.383	$10.144
Ending AUV	$13.332	$11.098	$7.148	$12.681	$13.326	$11.383

Ending number of AUs (000s)	110	147	43	24	48	15

S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$10.781	$8.048	$12.252	$12.266	$11.386	$10.154
Ending AUV	$13.520	$10.781	$8.048	$12.252	$12.266	$11.386

Ending number of AUs (000s)	190	249	259	60	21	2

S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$9.788	$6.032	$10.675	$13.404	$11.245	$10.188
Ending AUV	$12.245	$9.788	$6.032	$10.675	$13.404	$11.245

Ending number of AUs (000s)	157	127	98	42	52	2

68

	2010	2009	2008	2007	2006	2005

RYDEX VARIABLE TRUST: (continued)
SGI All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV	$9.749	$8.235	$10.986	$10.298	$9.908	N/A
Ending AUV	$10.951	$9.749	$8.235	$10.986	$10.298	N/A

Ending number of AUs (000s)	11	12	9	3	-	N/A

SGI All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.110	$9.623	$10.792	$10.138	$9.984	N/A
Ending AUV	$10.858	$10.110	$9.623	$10.792	$10.138	N/A

Ending number of AUs (000s)	24	12	1	19	15	N/A

SGI All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.099	$9.033	$10.960	$10.286	$9.952	N/A
Ending AUV	$10.892	$10.099	$9.033	$10.960	$10.286	N/A

Ending number of AUs (000s)	43	5	6	9	4	N/A

SGI Alternative Strategies Allocation Fund (inception date May 1, 2008)
Beginning AUV	$8.214	$8.145	$10.000	N/A	N/A	N/A
Ending AUV	$8.164	$8.214	$8.145	N/A	N/A	N/A

Ending number of AUs (000s)	7	13	15	N/A	N/A	N/A

SGI CLS AdvisorOne Amerigo Fund
Beginning AUV	$11.488	$8.241	$14.480	$12.727	$11.329	$10.135
Ending AUV	$13.226	$11.488	$8.241	$14.480	$12.727	$11.329

Ending number of AUs (000s)	362	377	411	395	164	61

SGI CLS AdvisorOne Clermont Fund
Beginning AUV	$10.460	$8.533	$12.202	$11.487	$10.600	$10.057
Ending AUV	$11.609	$10.460	$8.533	$12.202	$11.487	$10.600

Ending number of AUs (000s)	170	193	220	120	51	13

SGI CLS AdvisorOne Select Allocation Fund (inception date November 19, 2010)
Beginning AUV	$10.017	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.346	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

SGI DWA Flexible Allocation Fund (inception date May 3, 2010)
Beginning AUV	$10.201	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.082	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	22	N/A	N/A	N/A	N/A	N/A

SGI DWA Sector Rotation Fund (inception date May 3, 2010)
Beginning AUV	$10.202	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.856	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	19	N/A	N/A	N/A	N/A	N/A

SGI International Long Short Select Fund (inception date May 1, 2008)
Beginning AUV	$8.408	$6.478	$10.026	N/A	N/A	N/A
Ending AUV	$8.324	$8.408	$6.478	N/A	N/A	N/A

Ending number of AUs (000s)	7	39	28	N/A	N/A	N/A

69

	2010	2009	2008	2007	2006	2005

RYDEX VARIABLE TRUST: (continued)
SGI Managed Futures Strategy Fund (inception date November 14, 2008)
Beginning AUV	$9.235	$9.622	$9.996	N/A	N/A	N/A
Ending AUV	$8.909	$9.235	$9.622	N/A	N/A	N/A

Ending number of AUs (000s)	149	234	226	N/A	N/A	N/A

SGI Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$8.516	$8.805	$10.832	$10.432	$9.996	N/A
Ending AUV	$9.042	$8.516	$8.805	$10.832	$10.432	N/A

Ending number of AUs (000s)	75	146	143	123	33	N/A

SGI U.S. Long Short Momentum Fund
Beginning AUV	$12.302	$9.664	$16.306	$13.285	$11.927	$10.150
Ending AUV	$13.680	$12.302	$9.664	$16.306	$13.285	$11.927

Ending number of AUs (000s)	36	45	45	82	19	4

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$7.343	$8.725	$8.265	$9.275	$10.378	$10.121
Ending AUV	$7.012	$7.343	$8.725	$8.265	$9.275	$10.378

Ending number of AUs (000s)	132	49	89	34	-	-

Technology Fund
Beginning AUV	$11.536	$7.414	$13.581	$12.304	$11.619	$10.109
Ending AUV	$12.924	$11.536	$7.414	$13.581	$12.304	$11.619

Ending number of AUs (000s)	71	53	40	16	3	-

Telecommunications Fund
Beginning AUV	$10.461	$8.129	$14.872	$13.616	$11.393	$10.137
Ending AUV	$11.979	$10.461	$8.129	$14.872	$13.616	$11.393

Ending number of AUs (000s)	63	8	11	25	1	-

Transportation Fund
Beginning AUV	$10.716	$9.129	$12.214	$13.386	$12.465	$10.197
Ending AUV	$13.302	$10.716	$9.129	$12.214	$13.386	$12.465

Ending number of AUs (000s)	49	10	33	10	2	4

U.S. Government Money Market Fund
Beginning AUV	$11.084	$11.078	$10.953	$10.544	$10.155	$10.001
Ending AUV	$11.085	$11.084	$11.078	$10.953	$10.544	$10.155

Ending number of AUs (000s)	5,552	3,164	2,563	1,370	1,327	901

Utilities Fund
Beginning AUV	$11.608	$10.201	$14.485	$12.834	$10.610	$10.061
Ending AUV	$12.407	$11.608	$10.201	$14.485	$12.834	$10.610

Ending number of AUs (000s)	98	48	144	90	21	12

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$12.493	$11.718	$13.352	$11.304	$9.685	$9.881
Ending AUV	$11.792	$12.493	$11.718	$13.352	$11.304	$9.685

Ending number of AUs (000s)	20	34	43	22	24	-

70

	2010	2009	2008	2007	2006	2005

RYDEX| SGI VARIABLE FUNDS:
A Large Cap Core Fund (inception November 19, 2010)
Beginning AUV	$10.036	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.554	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

B Large Cap Value Fund (inception November 19, 2010)
Beginning AUV	$10.045	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.596	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

D Global Fund (inception November 19, 2010)
Beginning AUV	$10.020	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.343	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

E U.S. Intermediate Bond Fund (inception November 19, 2010)
Beginning AUV	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.908	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

J Mid-Cap Growth Fund (inception November 19, 2010)
Beginning AUV	$10.074	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.626	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

N Managed Asset Allocation Fund (inception November 19, 2010)
Beginning AUV	$10.016	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.290	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3	N/A	N/A	N/A	N/A	N/A

O All Cap Value Fund (inception November 19, 2010)
Beginning AUV	$10.043	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.644	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

P High Yield Fund (inception November 19, 2010)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.144	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	39	N/A	N/A	N/A	N/A	N/A

Q Small Cap Value Fund (inception November 19, 2010)
Beginning AUV	$10.032	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.919	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	N/A	N/A	N/A	N/A	N/A

X Small Cap Growth Fund (inception November 19, 2010)
Beginning AUV	$10.052	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.938	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A

71

	2010	2009	2008	2007	2006	2005

RYDEX| SGI VARIABLE FUNDS: (continued)
Y Large Cap Concentrated Growth Fund (inception November 19, 2010)
Beginning AUV	$10.032	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.518	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

SELIGMAN PORTFOLIOS, INC.:
Global Technology Portfolio II
Beginning AUV	$15.792	$9.740	$16.338	$14.172	$12.041	$10.134
Ending AUV	$18.174	$15.792	$9.740	$16.338	$14.172	$12.041

Ending number of AUs (000s)	40	40	8	18	6	-

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
Beginning AUV	$9.696	$6.838	$11.923	$10.600	$9.959	N/A
Ending AUV	$11.247	$9.696	$6.838	$11.923	$10.600	N/A

Ending number of AUs (000s)	536	506	544	474	80	N/A

Equity Income Portfolio II (inception date May 1, 2006)
Beginning AUV	$9.113	$7.276	$11.415	$11.080	$9.987	N/A
Ending AUV	$10.456	$9.113	$7.276	$11.415	$11.080	N/A

Ending number of AUs (000s)	636	471	560	364	125	N/A

Health Sciences Portfolio II (inception date May 1, 2006)
Beginning AUV	$11.763	$8.955	$12.644	$10.742	$9.932	N/A
Ending AUV	$13.564	$11.763	$8.955	$12.644	$10.742	N/A

Ending number of AUs (000s)	97	90	143	131	35	N/A

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception date May 1, 2007)
Beginning AUV	$11.252	$10.479	$10.344	$10.001	N/A	N/A
Ending AUV	$11.573	$11.252	$10.479	$10.344	N/A	N/A

Ending number of AUs (000s)	197	206	99	10	N/A	N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$10.934	$7.523	$13.352	$14.026	$12.114	$10.175
Ending AUV	$12.472	$10.934	$7.523	$13.352	$14.026	$12.114

Ending number of AUs (000s)	341	383	533	566	240	31

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.295	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	N/A	N/A	N/A	N/A	N/A

72

	2010	2009	2008	2007	2006	2005

TIMOTHY PLAN VARIABLE SERIES: (Continued)
Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$10.022	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.505	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11	N/A	N/A	N/A	N/A	N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$18.743	$8.792	$24.964	$18.140	$13.005	$10.229
Ending AUV	$23.774	$18.743	$8.792	$24.964	$18.140	$13.005

Ending number of AUs (000s)	358	298	48	133	90	11

Global Bond Fund
Beginning AUV	$12.515	$11.809	$11.398	$10.389	$9.757	$10.024
Ending AUV	$13.291	$12.515	$11.809	$11.398	$10.389	$9.757

Ending number of AUs (000s)	102	168	208	188	81	2

Global Hard Assets Fund
Beginning AUV	$22.578	$14.332	$26.602	$18.301	$14.701	$10.143
Ending AUV	$29.178	$22.578	$14.332	$26.602	$18.301	$14.701

Ending number of AUs (000s)	222	184	159	173	135	20

Multi-Manager Alternatives Fund
Beginning AUV	$11.256	$9.885	$11.375	$10.932	$10.061	$9.990
Ending AUV	$11.816	$11.256	$9.885	$11.375	$10.932	$10.061

Ending number of AUs (000s)	126	135	53	28	45	-

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception date May 1, 2008)
Beginning AUV	$9.646	$7.849	$10.106	N/A	N/A	N/A
Ending AUV	$10.709	$9.646	$7.849	N/A	N/A	N/A

Ending number of AUs (000s)	85	16	12	N/A	N/A	N/A

Capital Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$9.461	$7.045	$10.176	N/A	N/A	N/A
Ending AUV	$10.698	$9.461	$7.045	N/A	N/A	N/A

Ending number of AUs (000s)	65	47	68	N/A	N/A	N/A

Diversified Value Portfolio (inception date May 1, 2008)
Beginning AUV	$8.745	$6.890	$10.194	N/A	N/A	N/A
Ending AUV	$9.561	$8.745	$6.890	N/A	N/A	N/A

Ending number of AUs (000s)	95	56	46	N/A	N/A	N/A

Equity Income Portfolio (inception date November 20, 2009)
Beginning AUV	$10.200	$9.985	N/A	N/A	N/A	N/A
Ending AUV	$11.701	$10.200	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	21	-	N/A	N/A	N/A	N/A

73

	2010	2009	2008	2007	2006	2005

VANGUARD VARIABLE INSURANCE FUND: (continued)
Equity Index Portfolio (inception date May 1, 2008)
Beginning AUV	$8.399	$6.643	$10.174	N/A	N/A	N/A
Ending AUV	$9.652	$8.399	$6.643	N/A	N/A	N/A

Ending number of AUs (000s)	309	276	329	N/A	N/A	N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV	$10.206	$9.948	N/A	N/A	N/A	N/A
Ending AUV	$11.412	$10.206	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	51	-	N/A	N/A	N/A	N/A

High Yield Bond Portfolio (inception date November 20, 2009)
Beginning AUV	$10.290	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.535	$10.290	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	42	17	N/A	N/A	N/A	N/A

International Portfolio (inception date May 1, 2008)
Beginning AUV	$8.135	$5.698	$10.097	N/A	N/A	N/A
Ending AUV	$9.415	$8.135	$5.698	N/A	N/A	N/A

Ending number of AUs (000s)	198	162	103	N/A	N/A	N/A

Mid Cap Index Portfolio (inception date November 20, 2009)
Beginning AUV	$10.590	$9.947	N/A	N/A	N/A	N/A
Ending AUV	$13.277	$10.590	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	51	-	N/A	N/A	N/A	N/A

REIT Index Portfolio (inception date November 20, 2009)
Beginning AUV	$10.751	$9.948	N/A	N/A	N/A	N/A
Ending AUV	$13.789	$10.751	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	164	25	N/A	N/A	N/A	N/A

Short-Term Investment Grade Portfolio (inception date May 1, 2008)
Beginning AUV	$10.872	$9.549	$10.000	N/A	N/A	N/A
Ending AUV	$11.440	$10.872	$9.549	N/A	N/A	N/A

Ending number of AUs (000s)	680	428	212	N/A	N/A	N/A

Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$9.593	$6.882	$10.168	N/A	N/A	N/A
Ending AUV	$12.642	$9.593	$6.882	N/A	N/A	N/A

Ending number of AUs (000s)	82	61	9	N/A	N/A	N/A

Total Bond Market Index Portfolio (inception date May 1, 2008)
Beginning AUV	$10.943	$10.329	$10.018	N/A	N/A	N/A
Ending AUV	$11.654	$10.943	$10.329	N/A	N/A	N/A

Ending number of AUs (000s)	531	334	199	N/A	N/A	N/A

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	2010	2009	2008	2007	2006	2005

VANGUARD VARIABLE INSURANCE FUND: (continued)
Total Stock Market Index Portfolio (inception date May 1, 2008)
Beginning AUV	$8.465	$6.600	$10.171	N/A	N/A	N/A
Ending AUV	$9.913	$8.465	$6.600	N/A	N/A	N/A

Ending number of AUs (000s)	325	180	135	N/A	N/A	N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$13.534	$9.647	$17.336	$14.172	$12.362	$10.259
Ending AUV	$18.345	$13.534	$9.647	$17.336	$14.172	$12.362

Ending number of AUs (000s)	71	22	17	42	32	-

Opportunity Fund
Beginning AUV	$12.121	$8.205	$13.697	$12.845	$11.446	$10.147
Ending AUV	$15.001	$12.121	$8.205	$13.697	$12.845	$11.446

Ending number of AUs (000s)	16	35	23	20	16	8

Small Cap Value Fund (inception date November 9, 2007)
Beginning AUV	$8.383	$5.233	$9.438	$9.821	N/A	N/A
Ending AUV	$9.829	$8.383	$5.233	$9.438	N/A	N/A

Ending number of AUs (000s)	16	90	1	-	N/A	N/A

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APPENDIX C

Deductions for Taxes – Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
Commonwealth of Puerto Rico	X		1.00%[4]	1.00%

NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes.”

[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[3]	Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
[4]	The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

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APPENDIX D

Illustrations of Optional Guaranteed Minimum Death Benefit

Purchase Payments	Partial Withdrawals	Premium Taxes	Contract Value on Date of Death	Standard Death Benefit	Guaranteed Minimum Death Benefit Amount
$100,000	0	0	$90,000	$90,000	$100,000
$100,000	0	0	$110,000	$110,000	$110,000
$100,000	$20,000*/	0	$70,000	$70,000	$75,000
$100,000	$20,000*/	0	$80,000	$80,000	$80,000

*/ Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

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PRIVACY NOTICE of

Jefferson National Life Insurance Company

REVISED notice of Privacy Policy 01/2012

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•         The Medical Information Bureau

•         Consumer Reporting Agencies

•         Service Providers who conduct marketing services on our behalf

•         Motor Vehicle Bureaus

•         Other Data Providers

Data we collect may include:

•         Name, address, e-mail address, phone number

•         Social Security Number

•         Demographic Data

•         Health data (for life insurance buyers) or other data about illness, disability or injury

•         Internet Cookies (cookies help our Internet application process – they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•         Insurance companies, agents, reinsurers

•         Group policyholders for purpose of reporting claims experience

•         Medical Laboratories and Prescription or Pharmacy Database Managers

•         Medical Information and Motor Vehicle Bureaus or similar institutions

•         A court or governmental agency when there is a lawful request

•         Law enforcement officials to prevent criminal activity and/or fraud

•         Service providers that perform marketing or research services for us

•         Service providers that perform legal, audit, or administrative services for us

•         Joint Marketing Partners

•         Unaffiliated Fund Families

•         Unaffiliated Third Parties

•         Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

•         Underwrite policies

•         Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

9920 Corporate Campus Drive, Suite 1000

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

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Jefferson National Life Insurance Company P.O. Box 36840 Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0511) dated May 1, 2012 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

Name:___________________________________________________________________

Mailing Address:__________________________________________________________________

Sincerely, ______________________________________________________________________

(Signature)

© 2012, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-G-0512

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the “Separate Account”), dated May 1, 2012. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

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GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National’s executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the “Separate Account”, was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic

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corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated

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as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

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We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $122,000 for single filers, $179,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012). However, for single filers with modified adjusted gross income in excess of $107,000, but less than $122,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $169,000, but less than $179,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

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CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

B-7

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2012.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

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                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      The following financial statements are included in Part B of the
      Registration Statement:

      The financial statements of Jefferson National Life Insurance Company at
      December 31, 2010 and 2011, and for the three years then ended December
      31, 2011.

      The financial statements of Jefferson National Life Annuity Account G at
      December 31, 2011 and for each of the two years then ended December 31,
      2011.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1) (a)        Resolution of Board of Directors of the Company authorizing  (2)
               the establishment of the Separate Account.

    (b)        Resolution Changing the Name of the Separate Account         (1)

(2)            Not Applicable.

(3) (a) (i)    Form of Principal Underwriter's Agreement of the Company on  (1)
               behalf of the Separate Account and Inviva Securities
               Corporation.

        (ii)   Form of Amendment to Principal Underwriter's Agreement.      (1)

    (b)        Form of Selling Agreement.                                   (1)

(4) (a)        Form of Individual Contract Fixed and Variable Accounts.     (1)
               (22-4056)

    (b)        Form of Group Contract.                                      (2)

    (c)        Form of Group Certificate.                                   (2)

    (d)        Form of Endorsement Amending MVA Provision.                  (1)

    (e)        Form of IRA Endorsement.                                     (1)

    (f)        Form of Roth IRA Endorsement.                                (1)

    (g)        Form of JSA Endorsement.                                     (1)

    (h)        Form of Individual Contract Fixed and Variable Accounts.     (11)
               (JNL-2300).

    (i)        Form of Electronic Administration Endorsement (JNL-4020).    (11)

    (j)        Form of Individual Contract Fixed and Variable Accounts.     (12)
               (JNL-2300-1).

    (k)        Form of Joint Owner Endorsement. (MONADV-END 01/07).         (13)

    (l)        Form of Transaction Fee Rider. (JNL-TRXFEE-2007).            (13)

    (m)        Form of Individual Contract Fixed and Variable Accounts.     (13)
               (JNL-2300-2).

(5) (a)        Form of Application for Individual Annuity Contract.         (1)
               (JNL-6000).

    (b)        Form of JNL Individual Application. (JNL-6005).              (11)

    (c)        Form of JNL Individual Application. (JNL-6005-2).            (12)

    (d)        Form of JNL Individual Application. (JNL-6005-3).            (13)

                                      C-1

    (e)        Form of JNL Individual Application (JNL-6005-4).             (14)

(6) (a)        Amended and Restated Articles of Incorporation of Conseco    (1)
               Variable Insurance Company.

    (b)        Amended and Restated By-Laws of the Company.                 (1)

(7)            Not Applicable.

(8) (a)        Form of Participation Agreement dated October 23, 2002 with  (1)
               Conseco Series Trust and Conseco Equity Sales, Inc. and
               amendments thereto dated September 10, 2003 and February 1,
               2001.

        (i)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated October 23, 2002 by and among 40|86 Series
               Trust, 40|86 Advisors, Inc. and Jefferson National Life
               Insurance Company.

    (b) (i)    Form of Participation Agreement by and among A I M           (3)
               Distributors, Inc., Jefferson National Life Insurance
               Company, on behalf of itself and its separate accounts, and
               Inviva Securities Corporation dated May 1, 2003.

        (ii)   Form of Amendment dated April 6, 2004 to the Participation   (1)
               Agreement by and among A I M Distributors, Inc., Jefferson
               National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
               May 1, 2003.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement by and among A I M Distributors, Inc., Jefferson
               National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
               May 1, 2003.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement by and among A I M Distributors, Inc., Jefferson
               National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
               Corporation dated May 1, 2003.

        (v)    Form of amendment dated August 10, 2010 to the form of       (17)
               Participation Agreement dated May 1, 2003 by and among AIM
               Variable Insurance Funds,  INVESCO/AIM Distributors, and
               Jefferson National Life.

        (vi)   Form of amendment dated September 13, 2010 to the form of    (17)
               Participation Agreement dated May 1, 2003 by and among AIM
               Variable Insurance Funds,  INVESCO/AIM Distributors, and
               Jefferson National Life.

    (c) (i)    Form of Participation Agreement among the Alger American     (4)
               Fund, Great American Reserve Insurance Company and Fred
               Alger and Company, Inc. dated March 31, 1995.

        (ii)   Form of Amendment dated November 5, 1999 to the              (5)
               Participation Agreement among the Alger American Fund, Great
               American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (iii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement among the Alger American Fund, Great
               American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the  (1)
               Participation Agreement among the Alger American Fund, Great
               American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement among the Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

        (vi)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement among The Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

    (d) (i)    Form of Participation Agreement between Great American       (4)
               Reserve Insurance Company and American Century Investment
               Services as of 1997.

        (ii)   Form of Amendment dated November 15, 1997 to the             (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services
               as of 1997.

        (iii)  Form of Amendment dated December 31, 1997 to the             (5)
               Participation Agreement between Great American Reserve

                                      C-2

               Insurance Company and American Century Investment Services
               as of 1997.

        (iv)   Form of Amendment dated January 13, 2000 to the              (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services
               as of 1997.

        (v)    Form of Amendment dated February 9, 2001 to the              (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services
               as of 1997.

        (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to (1)
               the Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services
               as of 1997.

        (vii)  Form of Amendments dated May 1, 2005 to the Participation    (10)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (viii  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (ix)   Form of Amendment dated May 1, 2007 to the Participation     (13)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

        (x)    Form of Amendment dated November 1, 2009 to the              (16)
               Participation Agreement between Jefferson National Life
               Insurance Company and American Century Investment Services.

        (xi)   Form of Amendment October 26, 2010 to the Participation      (17)
               Agreement as of 1997 between Jefferson National Life
               Insurance Company and American Century Investment Services.

    (e) (i)    Form of Participation Agreement dated May 1, 1995 by and     (5)
               among Conseco Variable Insurance Company, Dreyfus Variable
               Investment Fund, The Dreyfus Socially Responsible Growth
               Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
               Dreyfus Investment Portfolios.

        (ii)   Form of Amendment dated March 21, 2002 to the Participation  (5)
               Agreement dated May 1, 1995 by and among Conseco Variable
               Insurance Company, Dreyfus Variable Investment Fund, The
               Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life
               and Annuity Index Fund, Inc. and Dreyfus Investment
               Portfolios.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement dated May 1, 1995 by and among Conseco Variable
               Insurance Company, Dreyfus Variable Investment Fund, The
               Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life
               and Annuity Index Fund, Inc. and Dreyfus Investment
               Portfolios.

        (iv)   Form of Amendment dated 2004 to the Participation Agreement  (1)
               dated May 1, 1995 by and among Conseco Variable Insurance
               Company, Dreyfus Variable Investment Fund, The Dreyfus
               Socially Responsible Growth Fund, Inc., Dreyfus Life and
               Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

        (v)    Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated May 1, 1995 by and among Jefferson National
               Life Insurance Company, Dreyfus Variable Investment Fund,
               The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
               Life and Annuity Index Fund, Inc. and Dreyfus Investment
               Portfolios.

    (f) (i)    Form of Participation Agreement dated March 6, 1995 by and   (4)
               among Great American Reserve Insurance Company and Insurance
               Management Series, Federated Securities Corp.

        (ii)   Form of Amendment dated 1999 to the Participation Agreement  (5)
               dated March 6, 1995 by and among Conseco Variable Insurance
               Company, Federated Insurance Series and Federated Securities
               Corp.

        (iii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated March 6, 1995 by and among
               Conseco Variable Insurance Company, Federated Insurance
               Series and Federated Securities Corp.

        (iv)   Form of Amendment dated 2004 to the Participation Agreement  (1)
               dated March 6, 1995 by and among Conseco Variable Insurance
               Company, Federated Insurance Series and Federated Securities
               Corp.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated March 6, 1995 by and among Jefferson
               National Life Insurance Company, Federated Insurance Series
               and Federated Securities Corp.

    (g) (i)    Form of Participation Agreement by and among First American  (6)
               Insurance Portfolios, Inc., First American Asset

                                      C-3

               Management and Conseco Variable Insurance Company dated 2001.

        (ii)   Form of Amendment dated April 25, 2001 to the Participation  (5)
               Agreement by and among First American Insurance Portfolios,
               Inc., First American Asset Management and Conseco Variable
               Insurance Company dated 2001.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement by and among First American Insurance Portfolios,
               Inc., First American Asset Management and Conseco Variable
               Insurance Company dated 2001.

    (h) (i)    Form of Participation Agreement among Janus Aspen Series,    (1)
               Janus Distributors LLC and Jefferson National Life Insurance
               Company dated February 1, 2001 and Form of Amendment dated
               July 2003 thereto.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001(Service and Institutional).

    (i) (i)    Form of Participation Agreement among Lazard Retirement      (1)
               Series, Inc., Lazard Asset Management, LLC, Inviva
               Securities Corporation and Jefferson National Life Insurance
               Company dated May 1, 2003.

        (ii)   Form of Amendment dated March 21, 2004 to the Participation  (1)
               Agreement among Lazard Retirement Series, Inc., Lazard Asset
               Management, LLC, Inviva Securities Corporation and Jefferson
               National Life Insurance Company dated May 1, 2003.

    (j) (i)    Form of Participation Agreement dated April 10, 1997 by and  (4)
               among Lord, Abbett & and Great American Reserve
               Insurance Company.

        (ii)   Form of Amendment dated December 1, 2001 to the              (7)
               Participation Agreement dated April 10, 1997 by and among
               Lord, Abbett & Co. and Great American Reserve Insurance
               Company.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement dated April 10, 1997 by and among Lord, Abbett &
               Co. and Great American Reserve Insurance Company.

        (iv)   Form of Participation Agreement dated February 13, 2008 by   (15)
               and among Jefferson National Life Insurance Company, Lord
               Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k) (i)    Form of Participation Agreement dated April 30, 1997 by and  (5)
               among Neuberger&Berman Advisers Management Trust, Advisers
               Managers Trust, Neuberger&Berman Management Incorporated and
               Great American Reserve Insurance Company.

        (ii)   Form of Amendment dated May 1, 2000 to the Participation     (5)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Advisers Managers Trust,
               Neuberger Berman Management Incorporated and Conseco
               Variable Insurance Company.

        (iii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated April 30, 1997 by and among
               Neuberger&Berman Advisers Management Trust, Advisers
               Managers Trust, Neuberger&Berman Management Incorporated and
               Conseco Variable Insurance Company.

        (iv)   Form of Amendment dated May 1, 2004 to the Participation     (8)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Neuberger Berman Management
               Incorporated and Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated April 4, 2004 to the Participation   (1)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Neuberger Berman Management
               Incorporated and Jefferson National Life Insurance Company.

        (vi)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Neuberger Berman Management
               Incorporated and Jefferson National Life Insurance Company.

                                      C-4

        (vii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Neuberger Berman Management
               Incorporated and Jefferson National Life Insurance Company.

        (viii  Form of Amendment dated May 1, 2007 to the Participation     (13)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Neuberger Berman Management
               Incorporated and Jefferson National Life Insurance Company.

        (ix)   Form of Amendment dated May 1, 2009 to the Participation     (15)
               Agreement dated April 30, 1997 by and among Neuberger Berman
               Advisers Management Trust, Neuberger Berman Management
               Incorporated and Jefferson National Life Insurance Company.

    (l)  (i)   Form of Participation Agreement dated May 1, 2003 by and     (1)
               among PIMCO Variable Insurance Trust, PIMCO Advisors
               Distributors LLC and Jefferson National Life Insurance
               Company and amended dated April 13, 2004 thereto.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC
               and Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated May 1, 2009 to the Participation     (15)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC
               and Jefferson National Life Insurance Company.

        (vi)   Form of amendment dated October 1, 2010 to the Participation (17)
               Agreement dated May 1, 2003 among Jefferson National Life
               Insurance Company, PIMCO Variable Insurance Trust, and
               Allianz Global Investors Distributors.

        (vii)  Form of Amendment dated January 23, 2012 to Form of          (18)
               Participation Agreement dated May 1, 2003 among PIMCO
               Variable Insurance Trust, PIMCO Investments LLC, and
               Jefferson National Life Insurance Company.

    (m) (i)    Form of Participation Agreement dated May 1, 2003 among      (1)
               Pioneer Variable Contract Trust, Jefferson National Life
               Insurance Company, Pioneer Investment Management, Inc. and
               Pioneer Funds Distributor, Inc.

        (ii)   Form of amendment to Participation Agreement dated May 1,    (10)
               2003 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (iii)  Form of amendment to Participation Agreement dated May 1,    (12)
               2006 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (iv)   Form of amendment to Participation Agreement dated May 1,    (14)
               2008 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (v)    Form of amendment to Participation Agreement dated May 1,    (15)
               2009 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

    (n)        Form of Participation Agreement dated May 1, 2003 by and     (1)
               among Royce Capital Fund, Royce & Associates, LLC and
               Jefferson National Life Insurance Company and Inviva
               Securities Corporation and Form of Amendment dated April 5,
               2004 thereto.

        (i)    Form of amendment to Participation Agreement dated May 1,    (12)
               2006 among Royce Capital Fund, Royce & Associates, LLC and
               Jefferson National Life Insurance Company and Inviva
               Securities Corporation.

                                      C-5

        (ii)   Form of amendment to Participation Agreement dated May 1,    (14)
               2008 among Royce Capital Fund, Royce & Associates, LLC and
               Jefferson National Life Insurance Company and Jefferson
               National Securities Corporation.

    (o) (i)    Form of Participation Agreement dated March 24, 2000 by and  (9)
               among Conseco Variable Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (ii)   Form of Amendment dated April 13, 2004 to the Form of        (1)
               Participation Agreement dated March 24, 2000 by and among
               Conseco Variable Insurance Company, RYDEX Variable Trust and
               PADCO Financial Services, Inc.

        (iii)  Form of Amendment dated May 1, 2005 to the Form of           (10)
               Participation Agreement dated March 24, 2000 by and among
               Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (iv)   Form of Amendment dated May 1, 2006 to the Form of           (12)
               Participation Agreement dated March 24, 2000 by and among
               Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (v)    Form of Amendment dated March 31, 2008 to the Form of        (14)
               Participation Agreement dated March 24, 2000 by and among
               Jefferson National Life Insurance Company, RYDEX Variable
               Trust and Rydex Distributors, Inc.

        (vi)   Form of Amendment dated May 1, 2010 to the Form of           (16)
               Participation Agreement dated March 24, 2000 by and among
               Jefferson National Life Insurance Company, RYDEX Variable
               Trust and Rydex Distributors, Inc.

        (vii)  Form of amendment dated November 18, 2010 to the Form of     (17)
               Participation Agreement dated March 24, 2000 by and among
               Jefferson National Life Insurance Company, Rydex Variable
               Trust, and Rydex Distributors.

    (p) (i)    Form of Participation Agreement dated April 2004 between     (1)
               Jefferson National Life Insurance Company and Citigroup
               Global Markets Inc.

        (ii)   Form of Amendment dated May 1, 2005 to Form of Participation (10)
               Agreement dated April 2004 between Jefferson National Life
               Insurance Company and Citigroup Global Markets Inc.

        (iii)  Form of Amendment dated April 28, 2007 to Form of            (13)
               Participation Agreement dated April 2004 between Jefferson
               National Life Insurance Company and Citigroup Global Markets
               Inc. (Legg Mason).

    (q) (i)    Form of Participation Agreement dated May 1, 2000 by and     (6)
               among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
               Conseco Variable Insurance Company.

        (ii)   Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated May 1, 2000 by and among
               Seligman Portfolios, Inc., Seligman Advisors, Inc. and
               Conseco Variable Insurance Company.

        (iii)  Form of Amendment dated August 5, 2003 to the Participation  (1)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Conseco
               Variable Insurance Company.

        (iv)   Form of Amendment dated 2004 to the Participation Agreement  (1)
               dated May 1, 2000 by and among Seligman Portfolios, Inc.,
               Seligman Advisors, Inc. and Conseco Variable Insurance
               Company.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

        (vi)   Form of Amendment dated March 31, 2008 to the Participation  (14)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

    (r) (i)    Form of Participation Agreement dated April 30, 1997 by and  (5)
               among Great American Reserve Insurance Company, Strong
               Variable Insurance Funds, Inc., Strong Special Fund II, Inc,
               Strong Capital Management, Inc. and Strong Funds
               Distributors, Inc.

        (ii)   Form of Amendment dated December 11, 1997 to Participation   (5)
               Agreement dated April 30, 1997 by and among Great American
               Reserve Insurance Company, Strong Variable Insurance Funds,
               Inc., Strong Opportunity Funds II, Inc., Strong Capital
               Management, Inc. and Strong Funds Distributors, Inc.

        (iii)  Form of Amendment dated December 14. 1999 to Participation   (5)
               Agreement dated April 30, 1997 by and among

                                      C-6

               Conseco Variable Insurance Company, Strong Variable
               Insurance Funds, Inc., Strong Opportunity Fund II,
               Inc., Strong Capital Management, Inc. and Strong
               Investments, Inc.

        (iv)   Form of Amendment dated March 1, 2001 to Participation       (5)
               Agreement dated April 30, 1997 by and among Conseco Variable
               Insurance Company, Strong Variable Insurance Funds, Inc.,
               Strong Opportunity Fund II, Inc., Strong Capital Management,
               Inc. and Strong Investments, Inc.

        (v)    Form of Amendments dated December 2, 2003 and April5, 2004   (1)
               to Participation Agreement dated April 30, 1997 by and among
               Conseco Variable Insurance Company, Strong Variable
               Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
               Strong Capital Management, Inc. and Strong Investments, Inc.

    (s) (i)    Form of Participation Agreement dated May 1, 2003 with by    (8)
               and among Third Avenue Management LLC and Jefferson National
               Life Insurance Company.

        (ii)   Form of Amendment dated April 6, 2004 to the Participation   (1)
               Agreement dated May 1, 2003 with by and among Third Avenue
               Management LLC and Jefferson National Life Insurance
               Company.

    (t) (i)    Form of Participation Agreement dated February 29, 2000 by   (5)
               and among Conseco Variable Insurance Company, Van Eck
               Worldwide Insurance Trust and Van Eck Associates
               Corporation.

        (ii)   Form of Amendment dated January 31, 2001 to Participation    (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

        (iii)  Form of Amendment dated January 31, 2001 to Participation    (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

        (iv)   Form of Amendment dated May 1, 2003 to Participation         (8)
               Agreement dated March 1, 1995 by and among Van Eck Worldwide
               Insurance Trust, Van Eck Associates Corporation and
               Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated May 1, 2010 to Participation         (16)
               Agreement dated March 1, 1995 by and among Van Eck Worldwide
               Insurance Trust, Van Eck Associates Corporation and
               Jefferson National Life Insurance Company.

    (u) (i)    Form of Participation Agreement between Jefferson National   (1)
               Life Insurance Company, Bisys Fund Services LP, Choice
               Investment Management Variable Insurance funds dated May 1,
               2003.

        (ii)   Form of Amendment dated 2004 to the Participation Agreement  (1)
               between Jefferson National Life Insurance Company, Bisys
               Fund Services LP, Choice Investment Management Variable
               Insurance funds dated May 1, 2003.

    (v) (i)    Form of Participation Agreement between Jefferson National   (10)
               Life Insurance Company, Wells Fargo Funds Distributor, LLC
               and Wells Fargo Variable Trust dated April 8, 2005.

        (ii)   Form of Amendment dated May 1, 2006 to Participation         (12)
               Agreement between Jefferson National Life Insurance Company,
               Wells Fargo Funds Distributor, LLC and Wells Fargo Variable
               Trust dated April 8, 2005.

        (iii)  Form of Amendment dated May 1, 2008 to Participation         (14)
               Agreement between Jefferson National Life Insurance Company,
               Jefferson National Securities Corporation, Wells Fargo Funds
               Distributor, LLC and Wells Fargo Variable Trust dated April
               8, 2005.

        (iv)   Form of amendment dated July 16, 2010 to the Participation   (17)
               Agreement dated April 8, 2005 among Jefferson National Life,
               Wells Fargo Variable Trust, and Well Fargo Distributors

    (w)  (i)   Form of Participation Agreement between Jefferson National   (10)
               Life Insurance Company, Rafferty Asset Management, LLC and
               Potomac Insurance Trust dated May 1, 2005.

        (ii)   Form of Amendment dated May 1, 2006 to Participation         (12)
               Agreement between Jefferson National Life Insurance Company,
               Rafferty Asset Management, LLC and Potomac Insurance Trust
               dated May 1, 2005.

        (iii)  Form of Amendment dated May 1, 2008 to Participation         (14)
               Agreement between Jefferson National Life Insurance Company,
               Rafferty Asset Management, LLC and Direxion Insurance Trust
               dated May 1, 2005.

    (x) (i)    Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, Alliance Capital Management L.P. and
               AllianceBernstein Investment Research and Management, Inc.
               dated May 1, 2006.

                                      C-7

        (ii)   Form of Amendment dated March 8, 2008 to Form of             (14)
               Participation Agreement between Jefferson National Life
               Insurance Company, AllianceBernstein L.P. and
               AllianceBernstein Investments, Inc. dated May 1, 2006.

        (iii)  Form of Amendment dated November 12, 2010  to Form of        (17)
               Participation Agreement between Jefferson National Life
               Insurance Company, AllianceBernstein L.P. and
               AllianceBernstein Investments, Inc. dated May 1, 2006.

    (y) (i)    Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, T. Rowe Price Investment Services,
               Inc. and the various T. Rowe Price funds dated May 1, 2006.

        (ii)   Form of Amendment dated May 1, 2007 to Participation         (13)
               Agreement between Jefferson National Life Insurance Company,
               T. Rowe Price Investment Services, Inc. and the various T.
               Rowe Price funds dated May 1, 2006.

    (z) (i)    Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, Credit Suisse Trust, Credit Suisse
               Asset Management, LLC and Credit Suisse Asset Management
               Securities, Inc. dated May 1, 2006.

    (aa)(i)    Form of Participation Agreement between Northern Lights      (13)
               Variable Trust and Jefferson National Life Insurance Company
               dated May 1, 2007.

        (ii)   Form of Amended Participation Agreement between Northern     (14)
               Lights Variable Trust and Jefferson National Life Insurance
               Company dated March 18, 2008.

    (bb)(i)    Form of Participation Agreement between Nationwide Variable  (13)
               Insurance Trust, Nationwide Fund Distributors LLC and
               Jefferson National Life Insurance Company dated May 1, 2007.

        (ii)   Form of Amendment dated January 4, 2011 to the Form of       (17)
               Participation Agreement dated May 1, 2007  among Jefferson
               National Life, Nationwide Variable Insurance Trust, and
               Nationwide Distributors.

    (cc)(i)    Form of Participation Agreement between Vanguard Variable    (14)
               Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing
               Corporation and Jefferson National Life Insurance Company
               dated May 1, 2008.

        (ii)   Form of Amendment dated October 20, 2009 to the              (16)
               Participation Agreement among Jefferson National Life
               Insurance Company, Vanguard Variable Insurance Fund, The
               Vanguard Group, Inc., and Vanguard Marketing Corporation.

    (dd)(i)    Form of Participation Agreement between Jefferson National   (14)
               Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors,
               Inc. dated May 1, 2008.

    (ee)(i)    Form of Participation Agreement between Jefferson National   (14)
               Life Insurance Company, ALPS Variable Insurance Trust, ALPS
               Advisers, Inc., and ALPS Distributors, Inc. dated May 1,
               2008.

    (ff)(i)    Form of Participation Agreement between Northern Lights      (15)
               Variable Trust and Jefferson National Life Insurance Company
               dated July 1, 2007.

        (ii)   Form of Amendment dated September 22, 2010 to the Form of    (17)
               Participation Agreement dated July 1, 2007 between Northern
               Lights  Variable Trust and Jefferson National Life.

        (iii)  Form of Amendment dated April 1, 2011 to the Form of         (17)
               Participation Agreement dated July 1, 2007 between Jefferson
               National Life and Northern Lights  Variable Trust.

    (gg)(i)    Form of Participation Agreement among Jefferson National     (16)
               Life Insurance Company, Eaton Vance Variable Trust and Eaton
               Vance Distributors, Inc. dated May 1, 2010.

    (hh)(i)    Form of Participation Agreement among  Jefferson National    (16)
               Life Insurance Company, The Merger Fund VL and Westchester
               Capital Management, Inc. dated May 1, 2010.

    (ii)(i)    Form of Participation Agreement among Jefferson National     (16)
               Life Insurance Company, ProFunds, Access One Trust, and
               ProFund Advisors, LLC dated May 1, 2010.

        (ii)   Form of amendment dated September 17, 2010 to the Form of    (17)
               Participation  Agreement dated May 1, 2010 among Jefferson
               National Life Insurance Company, ProFunds, Access One Trust,
               and ProFunds Advisors, LLC.

                                      C-8

    (jj)(i)    Form of Participation Agreement among Jefferson National     (16)
               Life Insurance Company, Federated Insurance Series and
               Federated Securities Corp dated March, 2010.

    (kk)(i)    Form of Participation Agreement dated August 27, 2010 among  (17)
               Jefferson National Life Insurance Company, DFA Investments
               Dimensions Group, Dimensional Fund Advisors and DFA
               Securities.

        (ii)   Form of Amendment dated April 1, 2011 to the Form of         (17)
               Participation Agreement dated August 27, 2010 among
               Jefferson National Life Insurance Company, DFA Investments
               Dimensions Group, Dimensional Fund Advisors and DFA
               Securities.

    (ll)(i)    Form of participation agreement  dated November 3, 2010      (17)
               among Jefferson National Life Insurance Company, Variable
               Insurance Products Fund,  and Fidelity Distributors
               Corporation.

        (ii)   Form of amendment dated November 3, 2010 to the Form of      (17)
               Participation Agreement dated November 3, 2010 among
               Jefferson National Life Insurance Company, Variable
               Insurance Products Fund,  and Fidelity Distributors
               Corporation.

    (mm)(i)    Form of Participation Agreement dated November 14, 2008      (17)
               among Franklin Templeton Variable Insurance Products Trust,
               Franklin/Templeton Distributors, Inc and Jefferson National
               Life Insurance Company.

        (ii)   Form of Amendment dated August 26, 2010 to the Form of       (17)
               Participation Agreement dated November 14, 2008 among
               Jefferson National Life, Franklin Templeton Variable
               Insurance Product Trust, and Franklin Templeton
               Distributors, Inc.

        (iii)  Form of Amendment March 25, 2011 to the Form of              (17)
               Participation Agreement dated November 14, 2008 among
               Jefferson National Life, Franklin Templeton Variable
               Insurance Product Trust, and Franklin Templeton
               Distributors, Inc.

    (nn)(i)    Form of Participation Agreement dated  October 5, 2009       (17)
               among Jefferson National Life, Waddell & Reed, and Ivy Funds
               Variable Insurance Portfolios.

        (ii)   Form of amendment dated October 5, 2009 to the Form of       (17)
               Participation Agreement dated October 5, 2009 among
               Jefferson National Life, Waddell & Reed, and Ivy Funds
               Variable Insurance Portfolios.

        (iii)  Form of amendment dated November, 2010 to the Form of        (17)
               Participation Agreement dated October 5, 2009 among
               Jefferson National Life, Waddell & Reed, and Ivy Funds
               Variable Insurance Portfolios.

    (oo)(i)    Form of Participation Agreement dated November 12, 2010      (17)
               between Jefferson National Life Insurance Company, Putnam
               Variable Trust, and Putnam Retail Management Limited
               Partnership.

    (pp)(i)    Form of Participation Agreement dated September 28, 2010     (17)
               among Jefferson National Life, Timothy Plan, and Timothy
               Partners.

    (qq)(i)    Form of Participation Agreement dated April 1, 2011 among    (17)
               Jefferson National Life Insurance Company, Russell
               Investment Funds, and  Russell Financial Services.

    (rr)(i)    Form of Participation Agreement dated August 23, 2011 among  (17)
               Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and
               Jefferson National Life Insurance Company.

    (ss)(i)    Form of Participation Agreement dated November 2, 2011 among (17)
               BlackRock Variable Series Funds, Inc., BlackRock
               Investments, LLC and Jefferson National Life Insurance
               Company,

    (tt)(i)    Form of Participation Agreement dated November 16, 2011      (17)
               among Oppenheimer Variable Account Funds, Oppenheimerfunds,
               Inc., and Jefferson National Life Insurance Company

    (uu)(i)    Form of Participation Agreement dated November 16, 2011      (17)
               among Panorama Series Fund Inc, Oppenheimerfunds, Inc. and
               Jefferson National Life Insurance Company.

    (vv)(i)    Form of Participation Agreement dated November 1, 2011 among (17)
               Virtus Variable Insurance Trust, VP Distributors and
               Jefferson National Life Insurance Company.

(9)            Opinion and Consent of Counsel.                              (17)

                                      C-9

(10)           Consent of Independent Registered Public Accounting Firm.    (17)

(11)           Financial Statements omitted from Item 23 above.             N/A

(12)           Initial Capitalization Agreement.                            N/A

(13)(a) (i)    Powers of Attorney                                           (1)

        (ii)   Powers of Attorney - for Laurence Greenberg                  (11)

        (iii)  Powers of Attorney - for Robert Jefferson                    (12)

        (iv)   Powers of Attorney - for Joseph F. Vap                       (15)

        (v)    Powers of Attorney - for Mitchell H. Caplan                  (16)

        (vi)   Powers of Attorney - for Robert C. Covington                 (18)

        (vii)  Powers of Attorney - for Andrew T. Mulderry                  (18)

        (viii) Powers of Attorney - for Steven F. Piaker                    (18)

        (ix)   Powers of Attorney - for Eric S. Schwartz                    (18)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the
Registration Statement for Jefferson National Life Annuity Account G (File Nos.
333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004
(Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for
Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501)
filed electronically on Form N-4 on January 23, 1996 (Accession Number
0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File
Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003
(Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File
Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3,
1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E
(File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24,
2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C
(File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1,
2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24,
2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C
(File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1,
2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File
Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000
(Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2,
2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for
Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501)
filed electronically on Form N-4 on April 13, 2005 (Accession Number
0000930413-05-002595).

                                      C-10

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April
28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April
13, 2007 (Accession Number 0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April
16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April
16, 2009 (Accession Number 0000891092-09-001563).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April
16, 2010 (Accession Number 0000891092-10-001652).

(17) Incorporated herin by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G
(File Nos. 333-124048 and 811-07501) filed electronically on Form N_4 on April
29, 2011. (Accession Number 0000891092-11-002740)

(18) Filed herewith.

                                      C-11

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 9920 Corporate Campus
Drive, Louisville, KY 40223, unless otherwise noted.

NAME                                      POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan                        Director, Chief Executive Officer
Laurence P. Greenberg                     Director, President
Craig A. Hawley                           General Counsel and Secretary
David Lau                                 Chief Operating Officer
Bob Scott                                 Tax Director
Joseph Vap                                Chief Financial Officer and Treasurer
Robert C. Covington (1)                   Director
Andrew T. Mulderry (2)                    Director
Steven F. Piaker (3)                      Director
Eric S. Schwartz (4)                      Director

(1)   The business address of this director is 2 Lenon Place, Little Rock, AR
      72207

(2)   The business address of this director is 25 East 84th Street, New York, NY
      10075

(3)   The business address of this director is 64 Arlen Way, West Hartford, CT
      06117

(4)   The business address of this director is 120 East End Avenue Apt 17B, New
      York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance
Company, the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 10, 2011, the number of Monument Advisor contracts funded by
Jefferson National Life Annuity Account G was 3563 of which 358 were qualified contracts and 3205 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The
Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the
Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      C-12

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                             POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Jon Hurd*                               Financial & Operations Principal

*     The principal business address for Jon Hurd is 170 Montauk Highway,
      Speonk, NY 11972

(c)   JNSC retains no compensation or commissions from the registrant.

                                       COMPENSATION
                                            ON
                    NET UNDERWRITING    REDEMPTION
NAME OF PRINCIPAL    DISCOUNTS AND          OR         BROKERAGE
   UNDERWRITER        COMMISSIONS     ANNUITIZATION   COMMISSIONS   COMPENSATION
Jefferson                 None             None           None          None
National
Securities
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a)
of the Investment Company Act of 1940 and the rules thereunder is maintained by
Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite
1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the
Prospectus that the applicant can remove to send for a Statement of Additional
Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional
Information and any financial statement required to be made available under this
Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the
Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American
Council of Life Insurance an industry wide no-action letter dated November 28,
1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                                      C-13

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section
403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                      C-14

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant has caused this Post-Effective
Amendment Nos. 11 and 27 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 2nd day of March, 2012.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By: /s/ Mitchell H Caplan *
Name: Mitchell H. Caplan Depositor)

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                             TITLE                        DATE

/s/Mitchell H. Caplan*       Director, Chief Executive Officer          3/2/2012
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*   Director, President                        3/2/2012
Name: Laurence Greenberg

/s/ Joseph F. Vap*           Chief Financial Officer and Treasurer      3/2/2012
Name: Joseph F. Vap

/s/ Andrew Mulderry*         Director                                   3/2/2012
Name: Andrew Mulderry

/s/ Robert C. Covington*     Director                                   3/2/2012
Name: Robert C. Covington

/s/ Eric S. Schwartz*        Director                                   3/2/2012
Name: Eric S. Schwartz

/s/ Steven F. Piaker*        Director                                   3/2/2012
Name: Eric S. Schwartz

Name:  Craig A. Hawley*
Attorney in Fact

                                      C-15

                                 EXHIBIT INDEX

(13)(a)  (vi)    Powers of Attorney for -  Robert C. Covington

         (vii)   Powers of Attorney for - Andrew T. Mulderry

         (viii)  Powers of Attorney for - Steven F. Piaker

         (ix)    Powers of Attorney for - Eric S. Schwartz